UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2018

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)

COVERED CALL STRATEGY FUND

December 31, 2018

Shares		Security		Value
		COMMON STOCKS—98.6%
		Communication Services—1.9%
200,100		AT&T, Inc.		$5,710,854
		Consumer Discretionary—9.9%
88,000		Best Buy Co., Inc.		4,660,480
53,500		Carnival Corp.		2,637,550
52,900		Home Depot, Inc.		9,089,278
75,000		Ross Stores, Inc.		6,240,000
68,000		Whirlpool Corp.		7,267,160
				29,894,468
		Consumer Staples—4.4%
53,200		Costco Wholesale Corp.		10,837,372
37,200		Philip Morris International, Inc.		2,483,472
				13,320,844
		Energy—7.9%
112,400		Chevron Corp.		12,227,996
230,900		Halliburton Co.		6,137,322
88,000		Occidental Petroleum Corp.		5,401,440
				23,766,758
		Financials—16.8%
69,200		Allstate Corp.		5,717,996
78,100		American Express Co.		7,444,492
282,100		Bank of America Corp.		6,950,944
129,800		BB&T, Inc.		5,622,936
21,200		BlackRock, Inc.		8,327,784
131,300		JPMorgan Chase & Co.		12,817,506
94,000		Morgan Stanley		3,727,100
				50,608,758
		Health Care—14.3%
42,300		Allergan, PLC		5,653,818
75,500	*	Celgene Corp.		4,838,795
70,000		CVS Health Corp.		4,586,400
172,700		Medtronic, PLC		15,708,792
80,300		Merck & Co., Inc.		6,135,723
38,800		Stryker Corp.		6,081,900
				43,005,428
		Industrials—10.8%
87,300		Honeywell International, Inc.		11,534,076
24,200		Lockheed Martin Corp.		6,336,528
41,000		Parker Hannifin Corp.		6,114,740
35,800		Raytheon Co.		5,489,930
22,300		Union Pacific Corp.		3,082,529
				32,557,803
		Information Technology—26.1%
88,800		Apple, Inc.		14,007,312
37,600		Broadcom, Inc.		9,560,928
273,200		Cisco Systems, Inc.		11,837,756
218,600		Intel Corp.		10,258,898
45,400		International Business Machines Corp.		5,160,618
51,700		Mastercard, Inc. - Class "A"		9,753,205
143,400		Microsoft Corp.		14,565,138
37,700		Texas Instruments, Inc.		3,562,650
				78,706,505
		Materials—5.2%
187,300		DowDuPont, Inc.		10,016,804
107,500		Nucor Corp.		5,569,575
				15,586,379
		Utilities—1.3%
21,900		NextEra Energy, Inc.		3,806,658
Total Value of Common Stocks (cost $305,966,402)			98.6%	296,964,455
Other Assets, Less Liabilities			1.4	4,333,719
Net Assets			100.0%	$301,298,174

*	Non-income producing

At December 31, 2018, the cost of investments for federal income tax purposes was $297,508,098. Accumulated net unrealized depreciation on investments was $7,065,567, consisting of $25,046,634 gross unrealized appreciation and $32,112,201 gross unrealized depreciation.

Portfolio of Investments (unaudited)

COVERED CALL STRATEGY FUND

December 31, 2018

CALL OPTIONS WRITTEN—(2.2)%	Expiration Date	Exercise Price	Contracts	Value
Allergan, PLC	5/17/19	$155.00	(423)	$(137,475)
Allstate Corp.	7/19/19	85.00	(692)	(304,480)
American Express Co.	1/18/19	110.00	(781)	(3,905)
Apple, Inc.	6/21/19	180.00	(888)	(499,944)
AT&T, Inc.	1/18/19	32.00	(2,001)	(6,003)
Bank of America Corp.	5/17/19	27.00	(2,821)	(222,859)
BB&T, Inc.	3/15/19	47.00	(1,298)	(81,774)
Best Buy Co., Inc.	6/21/19	55.00	(880)	(422,400)
BlackRock, Inc.	4/18/19	440.00	(212)	(163,240)
Broadcom, Inc.	1/18/19	250.00	(376)	(419,240)
Carnival Corp.	4/18/19	52.50	(535)	(88,275)
Celgene Corp.	4/18/19	70.00	(755)	(240,845)
Chevron Corp.	1/18/19	130.00	(320)	(320)
Chevron Corp.	6/21/19	125.00	(804)	(147,936)
Cisco Systems, Inc.	1/18/19	49.00	(2,732)	(5,464)
Costco Wholesale Corp.	6/21/19	220.00	(532)	(393,680)
CVS Health Corp.	2/15/19	80.00	(700)	(6,300)
DowDuPont, Inc.	6/21/19	57.50	(1,873)	(488,853)
Halliburton Co.	2/15/19	35.00	(623)	(3,738)
Halliburton Co.	6/21/19	30.00	(1,686)	(241,098)
Home Depot, Inc.	2/15/19	200.00	(529)	(11,109)
Honeywell International, Inc.	1/18/19	155.00	(873)	(1,746)
Intel Corp.	1/18/19	49.00	(2,186)	(102,742)
International Business Machines Corp.	1/18/19	130.00	(454)	(1,816)
JPMorgan Chase & Co.	1/17/20	105.00	(1,313)	(787,800)
Lockheed Martin Corp.	1/17/20	290.00	(242)	(365,420)
Mastercard, Inc. - Class "A"	1/18/19	220.00	(517)	(4,653)
Medtronic, PLC	6/21/19	97.50	(1,727)	(534,507)
Merck & Co., Inc.	2/15/19	80.00	(803)	(72,270)
Microsoft Corp.	1/18/19	115.00	(1,126)	(9,008)
Microsoft Corp.	2/15/19	115.00	(308)	(27,104)
Morgan Stanley	2/15/19	49.00	(940)	(5,640)
NextEra Energy, Inc.	1/18/19	185.00	(219)	(6,132)
Nucor Corp.	4/18/19	65.00	(1,075)	(33,325)
Occidental Petroleum Corp.	2/15/19	77.50	(880)	(5,280)
Parker Hannifin Corp.	2/15/19	180.00	(410)	(23,575)
Philip Morris International, Inc.	6/21/19	75.00	(372)	(61,008)
Raytheon Co.	1/17/20	185.00	(358)	(182,580)
Ross Stores, Inc.	5/17/19	95.00	(750)	(125,625)
Stryker Corp.	3/15/19	170.00	(388)	(90,016)
Texas Instruments, Inc.	4/18/19	105.00	(377)	(91,611)
Union Pacific Corp.	2/15/19	150.00	(223)	(39,248)
Whirlpool Corp.	3/15/19	130.00	(680)	(61,880)
Total Value of Call Options Written (premium received $8,484,964)				$(6,521,924)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$296,964,455	$-	$-	$296,964,455

Liabilities
Call Options Written	$(6,521,924)	$-	$-	$(6,521,924)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

EQUITY INCOME FUND

December 31, 2018

Shares		Security		Value
		COMMON STOCKS—95.8%
		Communication Services—5.7%
268,580		AT&T, Inc.		$7,665,273
233,400		Comcast Corp. - Special Shares "A"		7,947,270
212,800		Verizon Communications, Inc.		11,963,616
33,050		Walt Disney Co.		3,623,933
				31,200,092
		Consumer Discretionary—4.1%
53,100		Acushnet Holdings Corp.		1,118,817
143,000		American Eagle Outfitters, Inc.		2,764,190
54,450		DSW, Inc. - Class "A"		1,344,915
63,300		Lowe's Cos., Inc.		5,846,388
29,500		McDonald's Corp.		5,238,315
31,850		Oxford Industries, Inc.		2,262,624
28,700		Penske Automotive Group, Inc.		1,157,184
75,100		Tapestry, Inc.		2,534,625
				22,267,058
		Consumer Staples—7.3%
85,500		Altria Group, Inc.		4,222,845
92,200		Coca-Cola Co.		4,365,670
38,300		Kimberly-Clark Corp.		4,363,902
49,016		Kraft Heinz Co.		2,109,649
63,500		PepsiCo, Inc.		7,015,480
54,900		Philip Morris International, Inc.		3,665,124
71,400		Procter & Gamble Co.		6,563,088
79,700		Walmart, Inc.		7,424,055
				39,729,813
		Energy—9.5%
63,400		Anadarko Petroleum Corp.		2,779,456
178,607		BP, PLC (ADR)		6,772,777
106,000		Chevron Corp.		11,531,740
71,500		ConocoPhillips		4,458,025
430,550		EnCana Corp.		2,488,579
27,800		EOG Resources, Inc.		2,424,438
73,250		ExxonMobil Corp.		4,994,917
70,843		Marathon Petroleum Corp.		4,180,445
53,500		Occidental Petroleum Corp.		3,283,830
44,200		Royal Dutch Shell, PLC - Class "A" (ADR)		2,575,534
70,050		Schlumberger, Ltd.		2,527,404
139,800		Suncor Energy, Inc.		3,910,206
				51,927,351
		Financials—20.7%
172,300	*	AllianceBernstein Holding, LP (MLP)		4,707,236
60,800		American Express Co.		5,795,456
353,050		Bank of America Corp.		8,699,152
126,450		Bank of New York Mellon Corp.		5,952,001
13,950	*	Berkshire Hathaway, Inc. - Class "B"		2,848,311
8,000		BlackRock, Inc.		3,142,560
69,110		Chubb, Ltd.		8,927,630
68,300		Citigroup, Inc.		3,555,698
49,500		Comerica, Inc.		3,400,155
37,300		Discover Financial Services		2,199,953
113,150		Fidelity National Financial, Inc.		3,557,436
21,800		Goldman Sachs Group, Inc.		3,641,690
102,295		Hamilton Lane, Inc. - Class "A"		3,784,915
110,000		iShares S&P U.S. Preferred Stock Index Fund (ETF)		3,765,300
127,100		JPMorgan Chase & Co.		12,407,502
80,000		MetLife, Inc.		3,284,800
156,700		Old National Bancorp of Indiana		2,413,180
32,700		PNC Financial Services Group, Inc.		3,822,957
74,700		Popular, Inc.		3,527,334
311,100		Regions Financial Corp.		4,162,518
208,300		Sterling Bancorp		3,439,033
35,000		Travelers Cos., Inc.		4,191,250
249,500		Wells Fargo & Co.		11,496,960
				112,723,027
		Health Care—16.6%
83,600		Abbott Laboratories		6,046,788
15,450		Anthem, Inc.		4,057,633
90,500		Bristol-Myers Squibb Co.		4,704,190
80,550		CVS Health Corp.		5,277,636
36,850		Eli Lilly & Co.		4,264,282
85,700		GlaxoSmithKline, PLC (ADR)		3,274,597
88,550		Johnson & Johnson		11,427,378
85,000		Koninklijke Philips NV (ADR)		2,984,350
88,694		Medtronic, PLC		8,067,606
190,811		Merck & Co., Inc.		14,579,869
305,524		Pfizer, Inc.		13,336,123
43,350		Phibro Animal Health Corp. - Class "A"		1,394,136
119,000		Smith & Nephew, PLC (ADR)		4,448,220
27,000		UnitedHealth Group, Inc.		6,726,240
				90,589,048
		Industrials—8.2%
11,900		3M Co.		2,267,426
62,600		Eaton Corp., PLC		4,298,116
21,400		General Dynamics Corp.		3,364,294
36,200		Honeywell International, Inc.		4,782,744
51,100		Ingersoll-Rand, PLC		4,661,853
31,450		ITT, Inc.		1,518,092
44,200		Kansas City Southern, Inc.		4,218,890
20,200		Lockheed Martin Corp.		5,289,168
68,300		Triton International, Ltd.		2,122,081
51,900		United Parcel Service, Inc. - Class "B"		5,061,807
66,150		United Technologies Corp.		7,043,652
				44,628,123
		Information Technology—11.3%
40,150		Apple, Inc.		6,333,261
244,000		Cisco Systems, Inc.		10,572,520
314,650		HP Enterprise Co.		4,156,526
154,900		HP, Inc.		3,169,254
186,900		Intel Corp.		8,771,217
30,200		LogMeIn, Inc.		2,463,414
68,950		Maxim Integrated Products, Inc.		3,506,108
121,550		Microsoft Corp.		12,345,834
123,250		QUALCOMM, Inc.		7,014,158
33,050		Texas Instruments, Inc.		3,123,225
				61,455,517
		Materials—4.3%
130,523		DowDuPont, Inc.		6,980,370
37,300		Eastman Chemical Co.		2,727,003
62,700		FMC Corp.		4,637,292
22,400		Linde, PLC		3,495,296
33,450		LyondellBasell Industries NV - Class "A"		2,781,702
72,500		WestRock Co.		2,737,600
				23,359,263
		Real Estate—3.1%
131,400		Americold Realty Trust (REIT)		3,355,956
112,920		Brookfield Property Partners (MLP)(REIT)		1,820,270
81,700		Douglas Emmett, Inc. (REIT)		2,788,421
27,800		Federal Realty Investment Trust (REIT)		3,281,512
198,500		Tanger Factory Outlet Centers, Inc. (REIT)		4,013,670
75,680		Urstadt Biddle Properties, Inc. (REIT)		1,454,570
				16,714,399
		Utilities—5.0%
39,900		American Electric Power Co., Inc.		2,982,126
113,100		CenterPoint Energy, Inc.		3,192,813
50,000		Dominion Energy, Inc.		3,573,000
35,000		Duke Energy Corp.		3,020,500
92,300		Exelon Corp.		4,162,730
25,700		NextEra Energy, Inc.		4,467,174
73,800		PPL Corp.		2,090,754
51,200		Vectren Corp.		3,685,376
				27,174,473
Total Value of Common Stocks (cost $421,053,517)				521,768,164
		PREFERRED STOCKS—1.8%
		Financials—1.2%
800		Citizens Financial Group, Inc., Series A, 5.5%, 2049		792,000
102,800		JPMorgan Chase & Co., Series Y, 6.125%, 2020		2,605,980
120,000		U.S. Bancorp, Series K, 5.5%, 2023		2,962,800
				6,360,780
		Real Estate—.6%
50,500		Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049		1,185,740
		Urstadt Biddle Properties, Inc. (REIT):
49,000		Series G, 6.75%, 2049		1,205,400
41,700		Series H, 6.25%, 2022		977,865
				3,369,005
Total Value of Preferred Stocks (cost $9,889,446)				9,729,785
Total Value of Investments (cost $430,942,963)			97.6%	531,497,949
Other Assets, Less Liabilities			2.4	13,074,664
Net Assets			100.0%	$544,572,613

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

MLP Master Limited Partnership

REIT Real Estate Investment Trust

At December 31, 2018, the cost of investments for federal income tax purposes was $430,980,831. Accumulated net unrealized appreciation on investments was $100,517,118, consisting of $127,746,893 gross unrealized appreciation and $27,229,775 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$521,768,164	$-	$-	$521,768,164
Preferred Stocks	9,729,785	-	-	9,729,785
Total Investments in Securities*	$531,497,949	$-	$-	$531,497,949

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GLOBAL FUND

December 31, 2018

Shares or Principal Amount			Security		Value
			COMMON STOCKS—98.8%
			United States—62.5%
33,850			Abbott Laboratories		$2,448,371
17,700			Air Products & Chemicals, Inc.		2,832,885
11,275		*	Alphabet, Inc. - Class "A"		11,781,924
10,000		*	Alphabet, Inc. - Class "C"		10,356,100
57,000			Altria Group, Inc.		2,815,230
12,550		*	Amazon.com, Inc.		18,849,724
55,000			American Eagle Outfitters, Inc.		1,063,150
100,500			Apple, Inc.		15,852,870
12,000		*	Autodesk, Inc.		1,543,320
64,000			Ball Corp.		2,942,720
397,012			Bank of America Corp.		9,782,376
68,300		*	Berkshire Hathaway, Inc. - Class "B"		13,945,494
10,600		*	Biogen, Inc.		3,189,752
50,000			Bristol-Myers Squibb Co.		2,599,000
130,000			Burford Capital, Ltd.		2,743,958
104,200			Chevron Corp.		11,335,918
20,000			Chubb, Ltd.		2,583,600
20,000			CMS Energy Corp.		993,000
101,000			Coca-Cola Co.		4,782,350
75,000			Comcast Corp. - Class "A"		2,553,750
35,500		*	Concho Resources, Inc.		3,649,045
68,000			ConocoPhillips		4,239,800
60,000		*	Cree, Inc.		2,566,500
11,500			Duke Energy Corp.		992,450
30,000		*	Electronic Arts, Inc.		2,367,300
10,000			Eli Lilly & Co.		1,157,200
56,200			EOG Resources, Inc.		4,901,202
52,000		*	Facebook, Inc.		6,816,680
3,500		*	Illumina Inc.		1,049,755
143,000			Intel Corp.		6,710,990
27,080			Intercontinental Exchange, Inc.		2,039,936
37,000			Jacobs Engineering Group, Inc.		2,163,020
18,000			Johnson & Johnson		2,322,900
85,000			JPMorgan Chase & Co.		8,297,700
21,000			Lockheed Martin Corp.		5,498,640
60,000			Lowe's Cos., Inc.		5,541,600
12,000			McDonald's Corp.		2,130,840
22,000			Medtronic, PLC		2,001,120
176,300			Merck & Co., Inc.		13,471,083
160,763			Microsoft Corp.		16,328,698
149,800			Morgan Stanley		5,939,570
70,000			Noble Energy, Inc.		1,313,200
8,000			Northrop Grumman Corp.		1,959,200
37,209			NVIDIA Corp.		4,967,402
47,000			PepsiCo, Inc.		5,192,560
85,000			Pfizer, Inc.		3,710,250
48,500			Philip Morris International, Inc.		3,237,860
20,500			Pioneer Natural Resources Co.		2,696,160
59,500			Procter & Gamble Co.		5,469,240
120,000			QUALCOMM, Inc.		6,829,200
22,500			Raytheon Co.		3,450,375
58,198		*	salesforce.com, Inc.		7,971,380
8,500		*	ServiceNow, Inc.		1,513,425
16,000			Stanley Black & Decker, Inc.		1,915,840
34,000		*	Synopsys, Inc.		2,864,160
27,000		*	Take-Two Interactive Software, Inc.		2,779,380
45,000			Tapestry, Inc.		1,518,750
7,000			Thermo Fisher Scientific, Inc.		1,566,530
31,200			Union Pacific Corp.		4,312,776
21,500			United Technologies Corp.		2,289,320
25,470			UnitedHealth Group, Inc.		6,345,086
32,000			Valero Energy Corp.		2,399,040
220,000			Verizon Communications, Inc.		12,368,400
59,942			Visa, Inc. - Class "A"		7,908,747
28,800			Vulcan Materials Co.		2,845,440
12,000			WEC Energy Group, Inc.		831,120
69,400			Wells Fargo & Co.		3,197,952
200,000		*	Xtrackers Harvest CSI 300 China (ETF) - Class "A"		4,386,000
					331,020,314
			Japan—6.2%
75,000			Don Quijote Holdings Co., Ltd.		4,636,989
6,000			Keyence Corp.		3,032,675
970,000			Mitsubishi UFJ Financial Group, Inc.		4,760,426
10,000			Nidec Corp.		1,131,470
27,700			Nintendo Co., Ltd.		7,355,435
50,607			SoftBank Corp.		3,314,718
151,871			Sony Corp.		7,321,643
70,000			Yamaha Motor Co., Ltd.		1,366,659
					32,920,015
			Switzerland—5.5%
850			Barry Callebaut AG		1,326,563
850			Interroll Holding AG		1,255,719
7,100		*	Lonza Group AG		1,845,680
105,122			Nestle SA		8,531,994
79,000			Novartis AG- Registered		6,765,897
65,000			Swiss Re AG		5,980,023
7,000			Swisscom AG		3,345,838
					29,051,714
			Germany—5.1%
17,750			Adidas AG		3,709,559
22,900			Allianz AG		4,601,881
25,000			FUCHS PETROLUB SE		1,033,553
40,100			Muenchener Rueckver AG		8,745,768
6,100			Puma SE		2,984,338
85,258		*	PVA TePla AG		1,199,145
48,100			Stroeer SE & Co. KGaA		2,331,321
16,000			Volkswagen AG Preferred Shares		2,551,293
					27,156,858
			United Kingdom—5.0%
175,000			Anglo American PLC		3,898,555
69,700			Ashtead Group, PLC		1,454,304
100,000			Babcock International Group, PLC		623,662
1,278,140			BP, PLC		8,079,606
35,000			Diageo, PLC		1,246,877
100,000			Glaxosmithkline, PLC		1,900,683
270,000			GVC Holdings, PLC		2,319,517
17,500		*	GW Pharmaceuticals, PLC		1,704,325
80,000			Imperial Brands, PLC		2,423,779
300,000			Inmarsat, PLC		1,450,367
110,000		*	Ocado Group PLC		1,107,627
					26,209,302
			France—3.0%
75,000			BNP Paribas SA		3,392,139
21,800			LVMH Moet Hennessy Louis Vuitton SE		6,449,157
26,000			Safran SA		3,139,816
95,000			Valeo SA		2,776,670
					15,757,782
			China—2.8%
17,542		*	Alibaba Group Holding, Ltd. (ADR)		2,404,482
200,000			Ping An Insurance (Group) Co. of China, Ltd.		1,766,171
957,600			Sands China, Ltd.		4,194,583
165,791			Tencent Holdings, Ltd.		6,648,155
43		*	Tencent Music Entertainment Group (ADR)		562
					15,013,953
			India—1.2%
116,324			HDFC Bank, Ltd.		3,535,123
181,000			Reliance Industries, Ltd.		2,906,915
					6,442,038
			Hong Kong—1.1%
1,081,000		*	China Mengniu Dairy Co., Ltd.		3,368,418
140,000			China Mobile, Ltd.		1,347,168
600,000			Geely Automobile Holdings, Ltd.		1,057,404
					5,772,990
			Netherlands—1.0%
18,400			ASML Holding NV		2,891,582
220,000			ING Groep NV		2,371,934
					5,263,516
			Canada—.9%
375,000			EnCana Corp.		2,167,500
100,000			Suncor Energy, Inc.		2,797,000
					4,964,500
			South Korea—.8%
119,564			Samsung Electronics Co., Ltd.		4,162,228
			Taiwan—.8%
112,176			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		4,140,416
			Finland—.7%
50,000			Fortum Oyj		1,094,469
320,000			Nordea Bank Abp		2,693,824
					3,788,293
			Luxembourg—.7%
450,000			Aroundtown SA		3,733,184
			Sweden—.7%
53,000			HMS Networks AB		736,239
600,000			Telia Co. AB		2,854,135
					3,590,374
			Ireland—.4%
171,237			Keywords Studios, PLC		2,335,367
			Italy—.4%
25,000			Technogym SpA		268,217
178,200			UniCredit SpA		2,018,456
					2,286,673
Total Value of Common Stocks (cost $540,128,142)					523,609,517
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.9%
			United States
$4,969	M		Federal Home Loan Bank, 2.39%, 2/13/2019 (cost $4,954,803)		4,955,146
Total Value of Investments (cost $545,082,945)				99.7%	528,564,663
Other Assets, Less Liabilities				.3	1,477,648
Net Assets				100.0%	$530,042,311

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

At December 31, 2018, the cost of investments for federal income tax purposes was $546,789,256. Accumulated net unrealized depreciation on investments was $18,224,593, consisting of $27,096,905 gross unrealized appreciation and $45,321,498 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$331,020,314	$-	$-	$331,020,314
Japan	-	32,920,015	-	32,920,015
Switzerland	-	29,051,714	-	29,051,714
Germany	-	27,156,858	-	27,156,858
United Kingdom	26,209,302	-	-	26,209,302
France	15,757,782	-	-	15,757,782
China	15,013,953	-	-	15,013,953
India	6,442,038	-	-	6,442,038
Hong Kong	5,772,990	-	-	5,772,990
Netherlands	5,263,516	-	-	5,263,516
Canada	4,964,500	-	-	4,964,500
South Korea	-	4,162,228	-	4,162,228
Taiwan	4,140,416	-	-	4,140,416
Finland	-	3,788,293	-	3,788,293
Luxembourg	3,733,184	-	-	3,733,184
Sweden	-	3,590,374	-	3,590,374
Ireland	-	2,335,367	-	2,335,367
Italy	-	2,286,673	-	2,286,673
Short-Term U.S Government Agency Obligations	-	4,955,146	-	4,955,146
Total Investments in Securities	$418,317,995	$110,246,668	$-	$528,564,663

Transfers between Level 2 and Level 1 securities as of December 31, 2018 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an offical close price the mean price used (Level 2 securities). Transfers from Level 1 to Level 2 as of December 31, 2018 were $105,291,522. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GROWTH & INCOME FUND

December 31, 2018

Shares or Principal Amount			Security		Value
			COMMON STOCKS—95.5%
			Communication Services—7.7%
11,500		*	Alphabet, Inc. - Class "A"		$12,017,040
796,250			AT&T, Inc.		22,724,975
174,700			CBS Corp. - Class "B"		7,637,884
551,050			Comcast Corp. - Special Shares "A"		18,763,252
85,650		*	Take-Two Interactive Software, Inc.		8,816,811
546,400			Verizon Communications, Inc.		30,718,608
164,100			Walt Disney Co.		17,993,565
					118,672,135
			Consumer Discretionary—5.1%
122,350			Aptiv, PLC		7,533,090
265,250			Aramark Holdings Corp.		7,684,292
48,650		*	Burlington Stores, Inc.		7,913,895
46,450			Home Depot, Inc.		7,981,039
129,400			Lowe's Cos., Inc.		11,951,384
87,850			McDonald's Corp.		15,599,525
98,900			Ross Stores, Inc.		8,228,480
343,200			Tapestry, Inc.		11,583,000
					78,474,705
			Consumer Staples—8.2%
372,950			Altria Group, Inc.		18,420,000
160,650			Coca-Cola Co.		7,606,777
387,954			Koninklijke Ahold Delhaize NV (ADR)		9,788,079
310,800			Mondelez International, Inc. - Class "A"		12,441,324
184,500			PepsiCo, Inc.		20,383,560
216,450			Philip Morris International, Inc.		14,450,202
262,250			Procter & Gamble Co.		24,106,020
202,500			Walmart, Inc.		18,862,875
					126,058,837
			Energy—8.8%
152,200			Anadarko Petroleum Corp.		6,672,448
472,936			BP, PLC (ADR)		17,933,733
166,050			Chevron Corp.		18,064,579
260,600			ConocoPhillips		16,248,410
164,950			EOG Resources, Inc.		14,385,289
316,650			ExxonMobil Corp.		21,592,363
201,100			Hess Corp.		8,144,550
179,550			Marathon Petroleum Corp.		10,595,246
485,000			Suncor Energy, Inc.		13,565,450
110,600			Valero Energy Corp.		8,291,682
					135,493,750
			Financials—18.7%
236,050			American Express Co.		22,500,286
1,202,850			Bank of America Corp.		29,638,224
254,300			Bank of New York Mellon Corp.		11,969,901
106,400		*	Berkshire Hathaway, Inc. - Class "B"		21,724,752
173,150			Chubb, Ltd.		22,367,517
418,300			Citigroup, Inc.		21,776,698
259,050			Citizens Financial Group, Inc.		7,701,556
103,300			Comerica, Inc.		7,095,677
175,750			Discover Financial Services		10,365,735
54,350			Goldman Sachs Group, Inc.		9,079,168
364,180			JPMorgan Chase & Co.		35,551,252
208,100			MetLife, Inc.		8,544,586
189,400			Morgan Stanley		7,509,710
114,100			PNC Financial Services Group, Inc.		13,339,431
480,000			Sterling Bancorp		7,924,800
410,000			U.S. Bancorp		18,737,000
685,600			Wells Fargo & Co.		31,592,448
					287,418,741
			Health Care—17.7%
256,850			Abbott Laboratories		18,577,960
48,100			Allergan, PLC		6,429,046
50,300			Anthem, Inc.		13,210,289
162,700			Bristol-Myers Squibb Co.		8,457,146
67,950		*	Centene Corp.		7,834,635
336,079			CVS Health Corp.		22,019,896
53,650			Eli Lilly & Co.		6,208,378
188,300			Gilead Sciences, Inc.		11,778,165
131,250			Hill-Rom Holdings, Inc.		11,622,188
205,675			Johnson & Johnson		26,542,359
228,500			Koninklijke Philips NV (ADR)		8,022,635
243,150			Medtronic, PLC		22,116,924
449,800			Merck & Co., Inc.		34,369,218
749,301			Pfizer, Inc.		32,706,989
207,250			Smith & Nephew, PLC (ADR)		7,747,005
68,150			Thermo Fisher Scientific, Inc.		15,251,289
52,900			UnitedHealth Group, Inc.		13,178,448
72,700			Zoetis, Inc.		6,218,758
					272,291,328
			Industrials—8.9%
32,250			3M Co.		6,144,915
112,300			Eaton Corp., PLC		7,710,518
270,550		*	Gardner Denver Holdings, Inc.		5,532,748
145,400			Honeywell International, Inc.		19,210,248
133,300			Ingersoll-Rand, PLC		12,160,959
61,350			Lockheed Martin Corp.		16,063,884
95,250			ManpowerGroup, Inc.		6,172,200
139,900			Owens Corning		6,152,802
84,900			Stanley Black & Decker, Inc.		10,165,926
142,400			Triton International, Ltd.		4,424,368
164,400			Union Pacific Corp.		22,725,012
195,000			United Technologies Corp.		20,763,600
					137,227,180
			Information Technology—11.6%
103,550			Apple, Inc.		16,333,977
691,900			Cisco Systems, Inc.		29,980,027
166,200		*	eBay, Inc.		4,665,234
51,400		*	FleetCor Technologies, Inc.		9,546,008
576,875			Intel Corp.		27,072,744
336,800			Microsoft Corp.		34,208,776
48,700			NVIDIA Corp.		6,501,450
82,200			NXP Semiconductors NV		6,023,616
373,500			QUALCOMM, Inc.		21,255,885
172,700			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		6,374,357
102,050			TE Connectivity, Ltd.		7,718,042
84,700			Texas Instruments, Inc.		8,004,150
					177,684,266
			Materials—3.5%
93,400			Celanese Corp.		8,403,198
296,550			DowDuPont, Inc.		15,859,494
148,150			FMC Corp.		10,957,174
181,800			International Paper Co.		7,337,448
69,350			Linde, PLC		10,821,374
					53,378,688
			Real Estate—.6%
259,350			Brixmor Property Group, Inc. (REI)		3,809,852
43,950			Federal Realty Investment Trust (REIT)		5,187,858
					8,997,710
			Utilities—4.7%
109,650			American Electric Power Co., Inc.		8,195,241
186,550			CMS Energy Corp.		9,262,207
185,200			Exelon Corp.		8,352,520
56,600			NextEra Energy, Inc.		9,838,212
107,850			Pinnacle West Capital Corp.		9,188,820
145,300			Utilities Select Sector SPDR Fund (ETF)		7,689,276
133,600			WEC Energy Group, Inc.		9,253,136
202,100			Xcel Energy, Inc.		9,957,467
					71,736,879
Total Value of Common Stocks (cost $1,131,631,585)					1,467,434,219
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.9%
			U.S. Treasury Bills:
$30,000	M		2.28%, 1/8/2019		29,988,780
15,000	M		2.3115%, 1/15/2019		14,987,715
Total Value of Short-Term U.S. Government Obligations (cost $44,973,192)					44,976,495
Total Value of Investments (cost $1,176,604,777)				98.4%	1,512,410,714
Other Assets, Less Liabilities				1.6	24,738,549
Net Assets				100.0%	$1,537,149,263

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

SPDR Standard & Poor's Depository Receipts

At December 31, 2018, the cost of investments for federal income tax purposes was $1,181,482,566. Accumulated net unrealized appreciation on investments was $330,928,148, consisting of $396,505,028 gross unrealized appreciation and $65,576,880 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,467,434,219	$-	$-	$1,467,434,219
Short-Term U.S Government Obligations	-	44,976,495	-	44,976,495
Total Investments in Securities*	$1,467,434,219	$44,976,495	$-	$1,512,410,714

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

December 31, 2018

Shares		Security	Value
		COMMON STOCKS—87.7%
		Communication Services—1.1%
39,458		AT&T, Inc.	$1,126,131
12,129		Verizon Communications, Inc.	681,892
			1,808,023
		Consumer Discretionary—10.3%
783		Amazon.com, Inc.	1,176,043
765		Autoliv, Inc.	53,726
191		Booking Holdings, Inc.	328,982
7,189		Caleres, Inc.	200,070
12,837	*	CarMax, Inc.	805,265
5,089		CBS Corp. - Class "B"	222,491
10,362		Choice Hotels International, Inc.	741,712
15,739		Comcast Corp. - Special Shares "A"	535,913
7,411		D.R. Horton, Inc.	256,865
4,390		Expedia, Inc.	494,533
6,756		General Motors Corp.	225,988
4,983		Genuine Parts Co.	478,468
7,989		Home Depot, Inc.	1,372,670
1,855		Marriott International, Inc.	201,379
2,867		Marriott Vacations Worldwide Corp.	202,152
8,467		McDonald's Corp.	1,503,485
2,104	*	Netflix, Inc.	563,157
27,614		Newell Brands, Inc.	513,344
17,575		NIKE, Inc. - Class "B"	1,303,011
5,690	*	Norwegian Cruise Line Holdings, Inc.	241,199
394	*	NVR, Inc.	960,174
5,994	*	Ocean Outdoors, Ltd. (Virgin Islands)(a)	57,393
9,238		Ross Stores, Inc.	768,602
4,024		Royal Caribbean Cruises Ltd.	393,507
9,859	*	Skechers USA, Inc.	225,673
24,732		TJX Cos., Inc.	1,106,510
4,502		Tractor Supply Co.	375,647
26,844	*	Under Armour, Inc. - Class "A"	474,333
765	*	Veoneer, Inc.	18,031
2,408	*	Wayfair, Inc.- Class "A"	216,913
498		Whirlpool Corp.	53,221
1,779		Wyndham Destinations, Inc.	63,759
1,779		Wyndham Hotels & Resorts, Inc.	80,713
			16,214,929
		Consumer Staples—6.7%
20,561		Altria Group, Inc.	1,015,508
3,074		Archer-Daniels-Midland Co.	125,942
6,895		British American Tobacco, PLC (United Kingdom)	219,709
775		Bunge, Ltd.	41,416
31,140		Coca-Cola Co.	1,474,479
20,848		Colgate-Palmolive Co.	1,240,873
3,216		Costco Wholesale Corp.	655,131
13,792		Coty, Inc. - Class "A"	90,476
38,706		Diageo, PLC (United Kingdom)	1,378,904
3,845		Hershey Co.	412,107
1,058		J.M. Smucker Co.	98,912
2,670		Kellogg Co.	152,217
5,816		Kroger Co.	159,940
6,238		Lamb Weston Holdings, Inc.	458,867
6,071	*	Monster Beverage Corp.	298,815
12,565		PepsiCo, Inc.	1,388,181
4,504		Philip Morris International, Inc.	300,687
18,249	*	U.S. Foods Holding Corp.	577,398
6,024		Walgreens Boots Alliance, Inc.	411,620
			10,501,182
		Energy—2.0%
3,868		Anadarko Petroleum Corp.	169,573
782	*	Apergy Corp.	21,177
14,308		Canadian Natural Resources, Ltd. (Canada)	345,252
3,770		Chevron Corp.	410,138
3,779		Cimarex Energy Co.	232,975
1,575		Concho Resources, Inc.	161,894
7,385		Diamondback Energy, Inc.	684,589
9,500		Enbridge, Inc. (Canada)	295,260
47,534	*	EnCana Corp.	274,747
7,232		Halliburton Co.	192,227
14,640	*	Laredo Petroleum, Inc.	52,997
10,410		Marathon Oil Corp.	149,279
1,106		Marathon Petroleum Corp.	65,265
7,097		Tenaris SA (Italy)	151,308
			3,206,681
		Financials—14.5%
20,166		Aflac, Inc.	918,763
523		Alleghany Corp.	325,996
3,711		Allstate Corp.	306,640
17,608		American Express Co.	1,678,395
7,749		American International Group, Inc.	305,388
3,046		Assurant, Inc.	272,434
7,947		Bank OZK	181,430
3,793		Berkshire Hathaway, Inc. - Class "B"	774,455
10,444		Chubb, Ltd.	1,349,156
10,273		Citigroup, Inc.	534,812
33,635		CNO Financial Group, Inc.	500,489
5,853		Comerica, Inc.	402,043
1,847	*	Credit Acceptance Corp.	705,111
3,087		FactSet Research Systems, Inc.	617,801
796		Fairfax Financial Holdings, Ltd. (Canada)	350,410
10,548		Fidelity National Financial, Inc.	331,629
636		First Citizens BancShares, Inc. - Class "A"	239,804
4,933		First Republic Bank	428,678
6,734		IBERIABANK Corp.	432,862
13,200	*	J2 Acquisition, Ltd. (Virgin Islands)	121,440
26,846		KeyCorp	396,784
17,453		Lancashire Holdings, Ltd. (United Kingdom)	134,586
10,774		Lincoln National Corp.	552,814
8,894		M&T Bank Corp.	1,272,998
1,394	*	Markel Corp.	1,447,042
10,827		Marsh & McLennan Cos., Inc.	863,453
16,258		MetLife, Inc.	667,553
1,593		Moody's Corp.	223,084
19,755		People's United Financial, Inc.	285,065
12,318		PNC Financial Services Group, Inc.	1,440,097
3,832		Reinsurance Group of America, Inc.	537,361
4,516		RenaissanceRe Holdings	603,789
24,260	*	SLM Corp.	201,601
15,085		TD Ameritrade Holding Corp.	738,562
4,208		Travelers Cos., Inc.	503,908
20,476		Unum Group	601,585
4,400		Voya Financial, Inc.	176,616
11,369		Wells Fargo & Co.	523,884
464		White Mountain Insurance Group	397,968
12,634		Zions Bancorp	514,709
			22,861,195
		Health Care—13.9%
6,034	*	Acadia Healthcare Co., Inc.	155,134
5,401		Agilent Technologies, Inc.	364,351
2,748	*	Align Technology, Inc.	575,514
6,605	*	Alkermes, PLC (Ireland)	194,914
1,437		Allergan, PLC	192,069
4,273	*	Alnylam Pharmaceuticals, Inc.	311,544
18,885		AstraZeneca, PLC (ADR) (United Kingdom)	717,252
4,976		Baxter International, Inc.	327,520
4,919		Becton, Dickinson & Co.	1,108,349
1,447	*	BeiGene, Ltd. (ADR) (China)	202,956
756	*	Biogen, Inc.	227,496
32,406		Bristol-Myers Squibb Co.	1,684,464
8,011		CVS Health Corp.	524,881
7,484		Danaher Corp.	771,750
2,402		Dentsply Sirona, Inc.	89,378
6,921	*	Exact Sciences Corp.	436,715
2,138	*	Five Prime Therapeutics, Inc.	19,883
5,142	*	Haemonetics Corp.	514,457
5,558		Hill-Rom Holdings, Inc.	492,161
2,638	*	Incyte Corp.	167,750
8,008	*	Insulet Corp.	635,195
5,805	*	Ionis Pharmaceuticals, Inc.	313,818
16,075		Johnson & Johnson	2,074,479
8,478		Koninklijke Philips NV (ADR) (Netherlands)	297,663
3,997	*	Laboratory Corp. of America	505,061
2,355		McKesson Corp.	260,157
16,512		Medtronic, PLC	1,501,932
15,797		Merck & Co., Inc.	1,207,049
578	*	Mettler Toledo International, Inc.	326,905
9,566	*	Mylan NV (Netherlands)	262,108
4,930		Novartis AG (ADR) (Switzerland)	423,043
4,393	*	Penumbra, Inc.	536,825
36,968		Pfizer, Inc.	1,613,653
3,045	*	Seattle Genetic, Inc.	172,530
6,507		Stryker Corp.	1,019,972
1,376		Teleflex, Inc.	355,668
2,578		UnitedHealth Group, Inc.	642,231
4,824	*	Veeva Systems, Inc. - Class "A"	430,880
1,107	*	WellCare Health Plans, Inc.	261,352
4,800	*	WuXi AppTec Co., Ltd. (Hong Kong)	41,683
			21,960,742
		Industrials—13.7%
3,900		3M Co.	743,106
2,093		AMERCO	686,734
23,113		Canadian National Railway Co. (Canada)	1,711,804
2,257	*	Cimpress NV	233,419
5,097		Cintas Corp.	856,245
6,883	*	Clean Harbors, Inc.	339,676
2,377	*	CoStar Group, Inc.	801,857
7,485		CSX Corp.	465,043
1,279		Cummins, Inc.	170,926
3,874		Delta Air Lines, Inc.	193,313
3,304		Dover Corp.	234,419
3,488		Equifax, Inc.	324,837
10,338		Expeditors International of Washington, Inc.	703,914
7,120		Fastenal Co.	372,305
4,896		Fortune Brands Home & Security, Inc.	185,999
5,155		General Dynamics Corp.	810,418
18,628	*	Genesee & Wyoming, Inc. - Class "A"	1,378,845
6,846		Herman Miller, Inc.	207,092
459		Huntington Ingalls Industries, Inc.	87,352
7,042		IDEX Corp.	889,123
6,684		Ingersoll-Rand, PLC	609,781
7,317	*	Itron, Inc.	346,021
17,492	*	JELD-WEN Holding, Inc.	248,561
6,110		Johnson Controls International, PLC	181,162
2,701		L3 Technologies, Inc.	469,056
5,346		Lennox International, Inc.	1,170,026
2,748		Lockheed Martin Corp.	719,536
925	*	Middleby Corp.	95,025
25,602	*	Milacron Holdings Corp.	304,408
10,805		PACCAR, Inc.	617,398
12,072		Republic Services, Inc.	870,270
3,708		Rockwell Automation, Inc.	557,980
21,743		Sanwa Holdings Corp. (Japan)	246,868
8,933		Southwest Airlines Co.	415,206
16,031		Steelcase, Inc. - Class "A"	237,740
5,644		TransUnion	320,579
8,473		Union Pacific Corp.	1,171,223
6,277		United Parcel Service, Inc. - Class "B"	612,196
2,026		Wabtec Corp.	142,327
4,312		Waste Connections, Inc.	320,166
7,149		Xylem, Inc.	476,981
			21,528,937
		Information Technology—13.6%
2,986	*	2U, Inc.	148,464
6,904		Accenture, PLC - Class "A"	973,533
1,798	*	Adobe Systems, Inc.	406,780
27,048		Advanced Micro Devices, Inc.	499,306
2,070	*	Alibaba Group Holding, Ltd. (ADR) (China)	283,735
32,200	*	Allscripts Healthcare Solution, Inc.	310,408
8,946		Amdocs, Ltd.	524,057
3,172	*	Autodesk, Inc.	407,951
11,456	*	Black Knight, Inc.	516,207
1,232		Broadcom, Inc.	313,273
4,202		CDW Corp.	340,572
1,335	*	Coherent, Inc. (Canada)	141,123
779		Constellation Software, Inc. (Canada)	498,635
6,456	*	Delivery Hero AG (Germany)	241,029
4,262	*	FleetCor Technologies, Inc.	791,539
24,027		Genpact, Ltd.	648,489
3,303		Global Payments, Inc.	340,638
10,696	*	GoDaddy, Inc. - Class "A"	701,872
7,271		Guidewire Software, Inc.	583,352
3,894		Harris Corp.	524,327
17,677	*	Ichor Holdings, Ltd.	288,135
3,160		International Business Machines Corp.	359,197
38,189	*	Just Eat, PLC (United Kingdom)	285,629
2,903		KLA-Tencor Corp.	259,789
5,223		Leidos Holdings, Inc.	275,357
8,900		Marvell Technology Group, Ltd.	144,091
5,557		Maxim Integrated Products, Inc.	282,573
9,455		Microsoft Corp.	960,344
3,310		Motorola Solutions, Inc.	380,782
6,116	*	PayPal Holdings, Inc.	514,294
4,165		QUALCOMM, Inc.	237,030
4,491	*	salesforce.com, Inc.	615,132
4,667		Samsung Electronics Co., Ltd. (South Korea)	162,466
5,122		ServiceNow, Inc.	911,972
4,144	*	Shopify, Inc. - Class "A"	573,737
8,100		Silicon Motion Technology Corp. (ADR) (Taiwan)	279,450
7,313	*	Spotify Technology SA	830,026
21,673		SS&C Technologies Holdings, Inc.	977,669
12,207		TE Connectivity, Ltd.	923,215
4,960		Teradyne, Inc.	155,645
2,675	*	Verisign, Inc.	396,676
7,257		Visa, Inc. - Class “A”	957,489
7,099		Western Digital Corp.	262,450
1,245	*	Wex, Inc.	174,375
3,661	*	Workday, Inc. - Class "A"	584,588
11,409	*	Yandex NV - Class "A" (Russia)	312,036
3,426	*	Zillow Group, Inc. - Class "A"	107,679
			21,407,116
		Materials—3.4%
4,198	*	Alcoa Corp.	111,583
9,715		Ball Corp.	446,696
2,735		Cabot Corp.	117,441
8,079		Celanese Corp. - Class "A"	726,868
6,226		CRH, PLC (Ireland)	164,347
5,265		Eastman Chemical Co.	384,924
8,222		FMC Corp.	608,099
5,713		Linde, PLC	891,457
7,198		Nucor Corp.	372,928
2,811		Nutrien, Ltd. (Canada)	132,026
2,469		Packaging Corp. of America	206,063
4,846		Reliance Steel & Aluminum Co.	344,890
1,446		Sherwin-Williams Co.	568,943
8,936		Silgan Holdings, Inc.	211,068
			5,287,333
		Real Estate—6.0%
6,816		Acadia Realty Trust (REIT)	161,948
13,602		American Tower Corp. (REIT)	2,151,700
3,668		AvalonBay Communities, Inc. (REIT)	638,415
41,309		Brixmor Property Group, Inc. (REIT)	606,829
9,986		Columbia Property Trust, Inc. (REIT)	193,229
5,452		Crown Castle International Corp. (REIT)	592,251
1,531		Equinix, Inc. (REIT)	539,769
780		Federal Realty Investment Trust (REIT)	92,071
20,525		Host Hotels & Resorts, Inc. (REIT)	342,152
12,733		Kimco Realty Corp. (REIT)	186,538
996		Mid-America Apartment Communities, Inc. (REIT)	95,317
3,558		PS Business Park, Inc. (REIT)	466,098
9,196		Public Storage (REIT)	1,861,362
1,405		Simon Property Group, Inc. (REIT)	236,026
721		SL Green Realty Corp. (REIT)	57,017
16,885		STORE Capital Corp. (REIT)	478,014
4,893		UDR, Inc. (REIT)	193,861
8,475		Welltower, Inc. (REIT)	588,250
			9,480,847
		Utilities—2.5%
4,495		CMS Energy Corp.	223,177
4,562		Dominion Energy, Inc.	326,001
2,516		Edison International	142,833
3,965		Eversourse Energy	257,884
6,352		Iberdrola SA (ADR) (Spain)	203,804
10,133		NRG Energy, Inc.	401,267
6,531		OGE Energy Corp.	255,950
1,822		Pinnacle West Capital Corp.	155,234
1,813		Sempra Energy	196,148
18,234		Southern Co.	800,837
18,469		UGI Corp.	985,321
			3,948,456
Total Value of Common Stocks (cost $140,530,406)			138,205,441

PUT OPTIONS PURCHASED—.5%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
45	Expiration 3/15/2019	2,500.00	11,280,825	$(29,212)
44	Expiration 6/21/2019	2,450.00	11,030,140	183,786
43	Expiration 9/20/2019	2,650.00	10,779,455	628,831
Total Value of Put Options Purchased (premium paid $1,191,820)				$783,405

WARRANTS—.0%
Financials
13,200 *	J2 Acquisition, Ltd. (Virgin Islands) (Expires 9/7/2027) (cost $132)	5,610
Total Value of Investments (cost $141,722,358)	88.2%	138,994,456
Other Assets, Less Liabilities	11.8	18,659,516
Net Assets	100.0%	$157,653,972

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2018, the Fund held one security that was fair valued by the Valuation Committee with a value of $57,393 representing 0% of the Fund's net assets.

Summary of Abbreviations:

ADR American Depositary Receipts

REIT Real Estate Investment Trust

At December 31, 2018, the cost of investments for federal income tax purposes was $141,536,629. Accumulated net unrealized depreciation on investments was $1,046,541, consisting of $9,997,935 gross unrealized appreciation and $11,044,476 gross unrealized depreciation.

PUT OPTIONS WRITTEN—(.2)%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
(44)	Expiration 6/21/2019	2,175.00	(11,030,140)	$(30,274)
(43)	Expiration 9/20/2019	2,425.00	(10,779,455)	(321,125)
Total Value of Put Options Written (premium received $423,476)				$(351,399)

Futures contracts outstanding at December 31, 2018:

Number of Contracts	Type	Expiration	Notional Amounts	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
(13)	E-mini Russell 2000 Index	Mar. 2019	$945,182	$1,013,487	$68,305
(62)	E-mini S&P 500	Mar. 2019	8,076,205	8,386,167	309,962
(63)	E-mini S&P MidCap 400	Mar. 2019	10,936,195	11,400,405	464,210
(26)	FTSE 100 Index	Mar. 2019	1,735,175	1,740,022	4,847
(32)	MSCI EAFE Index	Mar. 2019	2,804,640	2,863,622	58,982
(18)	MSCI EM Index	Mar. 2019	876,015	881,875	5,860
(44)	S&P/TSE 60 Index	Mar. 2019	7,771,016	7,937,033	166,017
(Premium received $505)					$1,078,183

At December 31, 2018, Hedged U.S. Equity Opportunities Fund has open foreign exchange contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation
BCI	3/20/19	JPY	(16,318,000)	$148,880	$145,375	$(3,505)
BAM	3/20/19	EUR	(89,000)	101,972	101,731	(241)

Net unrealized appreciation on open foreign exchange contracts						$(3,746)

A summary of abbreviations for counterparties to foeign exchange contracts are as follows:

BCI	Barclays, PLC
BAM	Bank of America, National Association

Summary of Abbreviations:

ADR	American Depositary Receipts
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$138,205,441	$-	$-	$138,205,441
Put Options Purchased	783,405	-	-	783,405
Futures Contracts	1,078,183	-	-	1,078,183
Warrants	5,610	-	-	5,610
Total Investments in Securities*	$140,072,639	$-	$-	$140,072,639

Liabilities
Put Options Written	$(351,399)	$-	$-	$(351,399)

Other Financial Instruments**	$-	$(3,746)	$-	$(3,746)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

**	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INTERNATIONAL FUND

December 31, 2018

Shares or Principal Amount			Security		Value
			COMMON STOCKS—95.0%
			United Kingdom—17.5%
360,384			Bunzl, PLC		$10,881,892
74,465			DCC, PLC		5,680,547
283,863			Diageo, PLC		10,112,637
1,626,326			Domino's Pizza Group, PLC		4,831,964
75,696			London Stock Exchange		3,919,103
106,962			Reckitt Benckiser Group, PLC		8,197,748
714,577			RELX NV		14,712,530
1,204,532			Rentokil Initial, PLC		5,177,019
					63,513,440
			France—11.5%
45,358			Air Liquide SA		5,636,035
28,837			L'Oreal SA		6,647,652
19,660			LVMH Moet Hennessy Louis Vuitton SE		5,816,075
75,349			Safran SA		9,099,308
57,111			Teleperformance		9,134,724
66,137			VINCI SA		5,457,426
					41,791,220
			India—8.7%
566,186			HDFC Bank, Ltd.		17,206,572
290,337			Housing Development Finance Corp., Ltd.		8,185,703
2,153,766			Power Grid Corp. of India		6,128,276
					31,520,551
			Canada—8.2%
235,478			Alimentation Couche-Tard, Inc. - Class "B"		11,713,530
93,089			Canadian National Railway Co.		6,894,396
17,397			Constellation Software, Inc.		11,135,762
					29,743,688
			Netherlands—7.4%
107,205			Heineken NV		9,482,494
318,378			Unilever NV - CVA		17,297,958
					26,780,452
			United States—7.3%
4,570		*	Booking Holdings, Inc.		7,871,459
45,420			Mastercard, Inc. - Class "A"		8,568,483
51,414			Medtronic, PLC		4,676,617
26,835			Philip Morris International, Inc.		1,791,505
25,829			Visa, Inc. - Class "A"		3,407,878
					26,315,942
			Germany—5.9%
160,677			Fresenius SE & Co. KGaA		7,766,188
77,057			HeidelbergCement AG		4,723,430
87,867			SAP SE		8,720,780
					21,210,398
			Switzerland—5.3%
196,277			Nestle SA		15,930,388
251,983		*	UBS Group AG		3,143,045
					19,073,433
			Japan—4.2%
18,136			Keyence Corp.		9,166,766
43,700			Shimano, Inc.		6,160,273
					15,327,039
			Spain—3.7%
277,635			Grifols SA - Class "A"		7,284,503
236,343			Industria de Diseno Textil SA		6,052,162
					13,336,665
			China—3.3%
27,824		*	Alibaba Group Holding, Ltd. (ADR)		3,813,836
202,091			Tencent Holdings, Ltd.		8,103,770
52		*	Tencent Music Entertainment Group		685
					11,918,291
			Ireland—2.6%
87,429			Kingspan Group, PLC		3,744,424
68,313			Paddy Power Betfair, PLC		5,608,023
					9,352,447
			Singapore—2.0%
405,700			United Overseas Bank		7,313,584
			Hong Kong—1.6%
1,119,477			Techtronic Industries Co., Ltd.		5,947,289
			Taiwan—1.3%
131,194			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		4,842,371
			Belgium—1.3%
72,879			Anheuser-Busch InBev SA		4,818,018
			Mexico—1.2%
1,730,411			Walmart de Mexico		4,400,928
			Sweden—1.0%
329,425			Svenska Handelsbanken AB		3,665,076
			Brazil—1.0%
874,919			Ambev SA (ADR)		3,429,683
Total Value of Common Stocks (cost $310,502,838)					344,300,515
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.2%
			United States
$8,000	M		U.S. Treasury Bills, 2.3115%, 1/15/2019 (cost $7,992,803)		7,993,448
Total Value of Investments (cost $318,495,641)				97.2%	352,293,963
Other Assets, Less Liabilities				2.8	10,115,635
Net Assets				100.0%	$362,409,598

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

At December 31, 2018, the cost of investments for federal income tax purposes was $318,831,352. Accumulated net unrealized appreciation on investments was $33,462,611, consisting of $54,830,648 gross unrealized appreciation and $21,368,037 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$63,513,440	$-	$-	$63,513,440
France	41,791,220	-	-	41,791,220
India	31,520,551	-	-	31,520,551
Canada	29,743,688	-	-	29,743,688
Netherlands	26,780,452	-	-	26,780,452
United States	26,315,942	-	-	26,315,942
Germany	-	21,210,398	-	21,210,398
Switzerland	-	19,073,433	-	19,073,433
Japan	-	15,327,039	-	15,327,039
Spain	13,336,665	-	-	13,336,665
China	11,918,291	-	-	11,918,291
Ireland	-	9,352,447	-	9,352,447
Singapore	7,313,584	-	-	7,313,584
Hong Kong	5,947,289	-	-	5,947,289
Taiwan	4,842,371	-	-	4,842,371
Belgium	4,818,018	-	-	4,818,018
Mexico	4,400,928	-	-	4,400,928
Sweden	-	3,665,076	-	3,665,076
Brazil	3,429,683	-	-	3,429,683
Short-Term U.S. Government Obligations	-	7,993,448	-	7,993,448
Total Investments in Securities	$275,672,122	$76,621,841	$-	$352,293,963

Transfers between Level 1 and Level 2 securities as of December 31, 2018 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 1 to Level 2 as of December 31, 2018 were $53,452,705. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

OPPORTUNITY FUND

December 31, 2018

Shares or Principal Amount			Security		Value
			COMMON STOCKS—97.2%
			Communication Services—3.4%
69,900		*	IAC/InterActive Corp.		$12,794,496
176,800			Meredith Corp.		9,182,992
109,300		*	Take-Two Interactive Software		11,251,342
					33,228,830
			Consumer Discretionary—10.7%
350,500			Acushnet Holdings Corp.		7,385,035
265,100			Aramark Holdings Corp.		7,679,947
38,600		*	Burlington Stores, Inc.		6,279,062
239,400			DSW, Inc. - Class "A"		5,913,180
49,000		*	Helen of Troy, Ltd.		6,427,820
43,400			Lear Corp.		5,332,124
297,300		*	LKQ Corp.		7,054,929
117,300			Oxford Industries, Inc.		8,332,992
147,800			Penske Automotive Group, Inc.		5,959,296
88,400			Ross Stores, Inc.		7,354,880
382,400		*	ServiceMaster Holdings, Inc.		14,049,376
276,400			Tapestry, Inc.		9,328,500
401,700		*	Taylor Morrison Home Corp. - Class "A"		6,387,030
146,200			Wyndham Hotels & Resorts, Inc.		6,633,094
					104,117,265
			Consumer Staples—5.3%
337,800			Conagra Brands, Inc.		7,215,408
569,600			Koninklijke Ahold Delhaize NV (ADR)		14,371,008
59,500			McCormick & Co., Inc.		8,284,780
300,500		*	Performance Food Group Co.		9,697,135
373,600		*	U.S. Foods Holding Corp.		11,820,704
					51,389,035
			Energy—4.5%
278,500			Cabot Oil & Gas Corp.		6,224,475
996,200			EnCana Corp.		5,758,036
106,100			EOG Resources, Inc.		9,252,981
403,300			Noble Energy, Inc.		7,565,908
143,000			PBF Energy, Inc. - Class "A"		4,671,810
395,300		*	ProPetro Holding Corp.		4,870,096
75,500			Valero Energy Corp.		5,660,235
					44,003,541
			Financials—16.9%
77,100			American Financial Group, Inc.		6,979,863
81,900			Ameriprise Financial, Inc.		8,547,903
369,600			Brown & Brown, Inc.		10,186,176
564,800			Citizens Financial Group, Inc.		16,791,504
114,100			Comerica, Inc.		7,837,529
217,700			Discover Financial Services		12,839,946
375,200			Fidelity National Financial, Inc.		11,796,288
173,500			First Republic Bank		15,077,150
112,500			IBERIABANK Corp.		7,231,500
157,300			iShares Russell Mid-Cap ETF (ETF)		7,311,304
160,700			Nasdaq, Inc.		13,108,299
168,700			Popular, Inc.		7,966,014
149,400			Selective Insurance Group, Inc.		9,104,436
554,400			Sterling Bancorp		9,153,144
213,700			Synchrony Financial		5,013,402
131,800			Torchmark Corp.		9,823,054
274,800			Waddell & Reed Financial, Inc. - Class "A"		4,968,384
					163,735,896
			Health Care—12.7%
129,800		*	Centene Corp.		14,965,940
109,300		*	Charles River Laboratories International, Inc.		12,370,574
128,500			Gilead Sciences, Inc.		8,037,675
187,200			Hill-Rom Holdings, Inc.		16,576,560
70,500		*	Jazz Pharmaceuticals, PLC		8,739,180
104,400			PerkinElmer, Inc.		8,200,620
282,800			Phibro Animal Health Corp. - Class "A"		9,094,848
99,600			Quest Diagnostics, Inc.		8,293,692
255,500			Smith & Nephew, PLC (ADR)		9,550,590
73,400			Thermo Fisher Scientific, Inc.		16,426,186
57,800		*	Waters Corp.		10,903,970
					123,159,835
			Industrials—15.3%
225,000			A.O. Smith Corp.		9,607,500
154,400			ESCO Technologies, Inc.		10,182,680
419,400		*	Gardner Denver Holdings, Inc.		8,576,730
114,100			Ingersoll-Rand, PLC		10,409,343
183,800			ITT, Inc.		8,872,026
94,800			J. B. Hunt Transport Services, Inc.		8,820,192
136,600			Jacobs Engineering Group		7,985,636
88,400			Kansas City Southern, Inc.		8,437,780
287,600			Korn/Ferry International		11,371,704
318,300			Masco Corp.		9,307,092
176,800		*	MasTec, Inc.		7,171,008
154,300			Owens Corning		6,786,114
31,300			Roper Technologies, Inc.		8,342,076
448,300			Schneider National, Inc. - Class "B"		8,369,761
59,500			Snap-On, Inc.		8,644,755
115,700			Spirit Aerosystems Holdings, Inc. - Class "A"		8,340,813
241,000			Triton International, Ltd.		7,487,870
					148,713,080
			Information Technology—15.4%
88,400		*	Aspen Technology, Inc.		7,264,712
72,300		*	Autodesk, Inc.		9,298,503
103,100			Belden, Inc.		4,306,487
176,800		*	Cadence Design Systems, Inc.		7,687,264
176,800		*	Fiserv, Inc.		12,993,032
69,900		*	FleetCor Technologies, Inc.		12,981,828
106,100			LogMeIn, Inc.		8,654,577
163,100			Maxim Integrated Products, Inc.		8,293,635
120,500			NetApp, Inc.		7,190,235
128,500		*	Qorvo, Inc.		7,803,805
32,100		*	ServiceNow, Inc.		5,715,405
244,200			SS&C Technologies Holdings, Inc.		11,015,862
149,400		*	Synopsys, Inc.		12,585,456
712,200			Travelport Worldwide, Ltd.		11,124,564
27,800		*	Ultimate Software Group, Inc		6,807,386
107,700			Western Digital Corp.		3,981,669
70,700		*	Zebra Technologies Corp. - Class "A"		11,257,561
					148,961,981
			Materials—2.9%
107,700			FMC Corp.		7,965,492
56,200			Linde, PLC		8,769,448
131,900			Trinseo SA		6,038,382
152,600			WestRock Co.		5,762,176
					28,535,498
			Real Estate—5.2%
200,900			American Campus Communities, Inc. (REIT)		8,315,251
540,000			Brixmor Property Group, Inc. (REIT)		7,932,600
241,000			Douglas Emmett, Inc. (REIT)		8,225,330
82,750			Federal Realty Investment Trust (REIT)		9,767,810
102,200			iShares U.S. Real Estate ETF (ETF)		7,658,868
427,400			Tanger Factory Outlet Centers, Inc. (REIT)		8,642,028
					50,541,887
			Utilities—4.9%
438,700			CenterPoint Energy, Inc.		12,384,501
233,000			CMS Energy Corp.		11,568,450
167,100			Portland General Electric Co.		7,661,535
225,000			WEC Energy Group, Inc.		15,583,500
					47,197,986
Total Value of Common Stocks (cost $841,525,478)					943,584,834
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.3%
			U.S. Treasury Bills:
$4,000	M		2.28%, 1/8/2019		3,998,504
8,000	M		2.3115%, 1/15/2019		7,993,448
Total Value of Short-Term U.S. Government Obligations (cost $11,991,028)					11,991,952
Total Value of Investments (cost $853,516,506)				98.5%	955,576,786
Other Assets, Less Liabilities				1.5	14,946,498
Net Assets				100.0%	$970,523,284

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

At December 31, 2018, the cost of investments for federal income tax purposes was $853,828,885. Accumulated net unrealized appreciation on investments was $101,747,901, consisting of $186,895,549 gross unrealized appreciation and $85,147,648 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$943,584,834	$-	$-	$943,584,834
Short-Term U.S Government Obligations	-	11,991,952	-	11,991,952
Total Investments in Securities*	$943,584,834	$11,991,952	$-	$955,576,786

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

PREMIUM INCOME FUND

December 31, 2018

Shares		Security		Value
		COMMON STOCKS—109.3%
		Communication Services—5.4%
101,586		AT&T, Inc.		$2,899,264
63,700		CBS Corp. - Class "B"		2,784,964
200		Verizon Communications, Inc.		11,244
				5,695,472
		Consumer Discretionary—10.8%
24,700		Best Buy Co., Inc.		1,308,112
46,200		Carnival Corp.		2,277,660
45,000		Ford Motor Co.		344,250
16,000		Home Depot, Inc.		2,749,120
25,700		Ross Stores, Inc.		2,138,240
24,600		Whirlpool Corp.		2,629,002
				11,446,384
		Consumer Staples—11.0%
32,300		Colgate-Palmolive Co.		1,922,496
11,100		Kimberly-Clark Corp.		1,264,734
77,500		Mondelez International, Inc. - Class "A"		3,102,325
23,400		PepsiCo, Inc.		2,585,232
21,800		Philip Morris International, Inc.		1,455,368
5,300		Walgreens Boots Alliance, Inc.		362,149
10,200		Walmart, Inc.		950,130
				11,642,434
		Energy—9.7%
25,500		Chevron Corp.		2,774,145
16,300		ExxonMobil Corp.		1,111,497
88,800		Halliburton Co.		2,360,304
153,400		Kinder Morgan, Inc.		2,359,292
27,800		Occidental Petroleum Corp.		1,706,364
				10,311,602
		Exchange Traded Funds—4.2%
17,900		SPDR S&P 500 ETF Trust (ETF)		4,473,568
		Financials—18.3%
11,000		Allstate Corp.		908,930
39,200		American Express Co.		3,736,544
72,600		Bank of America Corp.		1,788,864
18,400		BB&T, Inc.		797,088
6,800		BlackRock, Inc.		2,671,176
7,500		Chubb, Ltd.		968,850
34,500		Discover Financial Services		2,034,810
33,900		JPMorgan Chase & Co.		3,309,318
43,600		Morgan Stanley		1,728,740
30,600		U.S. Bancorp		1,398,420
				19,342,740
		Health Care—13.6%
12,600		Allergan, PLC		1,684,116
2,000		Amgen, Inc.		389,340
48,000		Bristol-Myers Squibb Co.		2,495,040
28,600	*	Celgene Corp.		1,832,974
28,500		CVS Health Corp.		1,867,320
37,400		Medtronic, PLC		3,401,904
2,500		Merck & Co., Inc.		191,025
16,100		Stryker Corp.		2,523,675
				14,385,394
		Industrials—13.5%
39,700		Delta Air Lines, Inc.		1,981,030
9,700		General Dynamics Corp.		1,524,937
24,600		Honeywell International, Inc.		3,250,152
8,700		Lockheed Martin Corp.		2,278,008
18,800		Raytheon Co.		2,882,980
14,200		United Parcel Service, Inc. - Class "B"		1,384,926
9,200		United Technologies Corp.		979,616
				14,281,649
		Information Technology—17.2%
19,900		Apple, Inc.		3,139,026
13,900		Broadcom, Inc.		3,534,492
58,400		Cisco Systems, Inc.		2,530,472
77,700		Intel Corp.		3,646,461
19,500		International Business Machines Corp.		2,216,565
12,700		Microsoft Corp.		1,289,939
19,100		Texas Instruments, Inc.		1,804,950
				18,161,905
		Materials—5.6%
61,700		DowDuPont, Inc.		3,299,716
51,800		Nucor Corp.		2,683,758
				5,983,474
Total Value of Common Stocks (cost $130,533,679)			109.3%	115,724,622
Excess of Liabilites Over Other Assets			(9.3)	(9,834,352)
Net Assets			100.0%	$105,890,270

*	Non-income producing

Summary of Abbreviations:

ETF Exchange Traded Fund

SPDR Standard & Poor's Depository Receipts

At December 31, 2018, the cost of investments for federal income tax purposes was $108,406,087. Accumulated net unrealized depreciation on investments was $5,631,281, consisting of $11,007,386 gross unrealized appreciation and $16,638,667 gross unrealized depreciation.

Portfolio of Investments (unaudited)

PREMIUM INCOME FUND

December 31, 2018

CALL OPTIONS WRITTEN—(12.2)%	Expiration Date	Exercise Price	Contracts	Value
Allergan, PLC	1/18/19	$145.00	(15)	$(825)
Allergan, PLC	1/18/19	140.00	(17)	(2,414)
Allergan, PLC	5/17/19	160.00	(7)	(1,547)
Allergan, PLC	5/17/19	140.00	(61)	(46,970)
Allergan, PLC	8/16/19	110.00	(26)	(75,400)
Allstate Corp.	4/18/19	80.00	(110)	(61,325)
American Express Co.	1/18/19	85.00	(22)	(22,594)
American Express Co.	1/18/19	80.00	(16)	(24,048)
American Express Co.	4/18/19	95.00	(104)	(58,760)
American Express Co.	4/18/19	90.00	(250)	(220,625)
Amgen, Inc.	6/21/19	150.00	(11)	(51,755)
Amgen, Inc.	6/21/19	140.00	(9)	(50,423)
Apple, Inc.	1/18/19	185.00	(10)	(90)
Apple, Inc.	6/21/19	175.00	(59)	(41,595)
Apple, Inc.	6/21/19	170.00	(28)	(25,340)
Apple, Inc.	6/21/19	135.00	(41)	(120,540)
Apple, Inc.	1/17/20	150.00	(61)	(146,705)
AT&T, Inc.	1/18/19	29.00	(1)	(36)
AT&T, Inc.	1/18/19	21.85	(1)	(938)
AT&T, Inc.	1/18/19	19.95	(1)	(1,207)
AT&T, Inc.	4/18/19	28.00	(300)	(47,700)
AT&T, Inc.	6/21/19	29.00	(382)	(52,716)
AT&T, Inc.	7/19/19	27.00	(330)	(79,200)
Bank of America Corp.	1/17/20	20.00	(726)	(410,916)
BB&T, Inc.	3/15/19	43.00	(165)	(36,713)
BB&T, Inc.	3/15/19	41.00	(19)	(6,602)
Best Buy Co., Inc.	3/15/19	60.00	(137)	(21,646)
Best Buy Co., Inc.	1/17/20	42.50	(110)	(149,875)
BlackRock, Inc.	1/18/19	420.00	(6)	(1,932)
BlackRock, Inc.	4/18/19	410.00	(26)	(43,992)
BlackRock, Inc.	4/18/19	350.00	(7)	(36,855)
BlackRock, Inc.	4/18/19	340.00	(29)	(176,465)
Bristol-Myers Squibb Co.	3/15/19	45.00	(180)	(130,500)
Bristol-Myers Squibb Co.	3/15/19	40.00	(180)	(210,150)
Bristol-Myers Squibb Co.	6/21/19	43.00	(120)	(116,100)
Broadcom, Inc.	1/18/19	220.00	(31)	(109,120)
Broadcom, Inc.	6/21/19	195.00	(45)	(291,600)
Broadcom, Inc.	6/21/19	180.00	(41)	(316,233)
Broadcom, Inc.	1/17/20	200.00	(22)	(145,860)
Carnival Corp.	1/18/19	55.00	(57)	(142)
Carnival Corp.	4/18/19	52.50	(273)	(45,045)
Carnival Corp.	4/18/19	50.00	(132)	(35,640)
CBS Corp. - Class "B"	1/18/19	50.00	(39)	(234)
CBS Corp. - Class "B"	3/15/19	47.50	(231)	(25,410)
CBS Corp. - Class "B"	3/15/19	45.00	(73)	(15,622)
CBS Corp. - Class "B"	6/21/19	47.50	(25)	(5,900)
CBS Corp. - Class "B"	1/17/20	47.50	(269)	(107,600)
Celgene Corp.	1/18/19	75.00	(14)	(294)
Celgene Corp.	6/21/19	70.00	(49)	(22,197)
Celgene Corp.	1/17/20	50.00	(223)	(396,717)
Chevron Corp.	1/18/19	110.00	(19)	(3,876)
Chevron Corp.	6/21/19	100.00	(236)	(299,720)
Chubb, Ltd.	2/15/19	110.00	(75)	(147,750)
Cisco Systems, Inc.	6/21/19	40.00	(204)	(106,080)
Cisco Systems, Inc.	6/21/19	39.00	(59)	(34,515)
Cisco Systems, Inc.	6/21/19	38.00	(200)	(132,500)
Cisco Systems, Inc.	1/17/20	37.00	(121)	(98,857)
Colgate-Palmolive Co.	5/17/19	55.00	(167)	(105,210)
Colgate-Palmolive Co.	1/17/20	55.00	(156)	(127,140)
CVS Health Corp.	1/18/19	65.00	(82)	(16,646)
CVS Health Corp.	1/18/19	60.00	(60)	(34,860)
CVS Health Corp.	1/18/19	52.50	(56)	(72,380)
CVS Health Corp.	2/15/19	62.50	(68)	(30,600)
CVS Health Corp.	2/15/19	55.00	(19)	(20,330)
Delta Air Lines, Inc.	1/18/19	50.00	(66)	(12,408)
Delta Air Lines, Inc.	1/18/19	45.00	(35)	(18,550)
Delta Air Lines, Inc.	3/15/19	45.00	(180)	(109,620)
Delta Air Lines, Inc.	6/21/19	45.00	(116)	(84,680)
Discover Financial Services	1/18/19	65.00	(43)	(753)
Discover Financial Services	4/18/19	67.50	(30)	(2,550)
Discover Financial Services	4/18/19	65.00	(165)	(23,100)
Discover Financial Services	4/18/19	60.00	(86)	(28,810)
Discover Financial Services	1/17/20	60.00	(21)	(13,545)
DowDuPont, Inc.	1/18/19	57.50	(260)	(8,320)
DowDuPont, Inc.	1/18/19	52.50	(61)	(12,810)
DowDuPont, Inc.	6/21/19	57.50	(233)	(60,813)
DowDuPont, Inc.	6/21/19	47.50	(63)	(50,715)
ExxonMobil Corp.	1/18/19	70.00	(1)	(97)
ExxonMobil Corp.	4/18/19	72.50	(52)	(9,724)
ExxonMobil Corp.	4/18/19	70.00	(23)	(6,233)
ExxonMobil Corp.	6/21/19	72.50	(14)	(3,556)
ExxonMobil Corp.	6/21/19	70.00	(54)	(18,954)
ExxonMobil Corp.	7/19/19	70.00	(19)	(6,840)
Ford Motor Co.	3/15/19	8.00	(450)	(16,650)
General Dynamics Corp.	5/17/19	180.00	(45)	(11,475)
General Dynamics Corp.	6/21/19	165.00	(21)	(16,170)
General Dynamics Corp.	1/17/20	130.00	(31)	(101,835)
Halliburton Co.	4/18/19	32.50	(266)	(12,502)
Halliburton Co.	4/18/19	30.00	(333)	(30,303)
Halliburton Co.	6/21/19	35.00	(156)	(7,020)
Halliburton Co.	6/21/19	30.00	(133)	(19,019)
Home Depot, Inc.	1/18/19	175.00	(4)	(1,200)
Home Depot, Inc.	6/21/19	170.00	(33)	(43,725)
Home Depot, Inc.	6/21/19	165.00	(48)	(78,720)
Home Depot, Inc.	6/21/19	160.00	(15)	(29,100)
Home Depot, Inc.	6/21/19	145.00	(30)	(92,475)
Home Depot, Inc.	1/17/20	140.00	(30)	(110,640)
Honeywell International, Inc.	6/21/19	130.00	(209)	(269,088)
Honeywell International, Inc.	1/17/20	120.00	(37)	(72,520)
Intel Corp.	1/18/19	45.00	(83)	(20,999)
Intel Corp.	1/18/19	42.00	(284)	(146,260)
Intel Corp.	6/21/19	45.00	(39)	(20,085)
Intel Corp.	6/21/19	40.00	(89)	(73,870)
Intel Corp.	6/21/19	38.00	(282)	(280,590)
International Business Machines Corp.	1/18/19	135.00	(2)	(4)
International Business Machines Corp.	1/18/19	125.00	(14)	(266)
International Business Machines Corp.	6/21/19	110.00	(56)	(53,256)
International Business Machines Corp.	6/21/19	100.00	(123)	(201,412)
JPMorgan Chase & Co.	1/18/19	100.00	(15)	(2,025)
JPMorgan Chase & Co.	6/21/19	100.00	(224)	(120,288)
JPMorgan Chase & Co.	6/21/19	95.00	(63)	(50,148)
JPMorgan Chase & Co.	1/17/20	95.00	(37)	(38,295)
Kimberly-Clark Corp.	4/18/19	95.00	(18)	(35,820)
Kimberly-Clark Corp.	4/18/19	90.00	(93)	(227,850)
Kinder Morgan, Inc.	3/15/19	16.00	(1,234)	(57,998)
Kinder Morgan, Inc.	6/21/19	14.00	(300)	(58,200)
Lockheed Martin Corp.	6/21/19	285.00	(31)	(30,225)
Lockheed Martin Corp.	6/21/19	275.00	(4)	(5,360)
Lockheed Martin Corp.	1/17/20	260.00	(34)	(96,050)
Lockheed Martin Corp.	1/17/20	240.00	(18)	(69,570)
Medtronic, PLC	6/21/19	80.00	(105)	(141,225)
Medtronic, PLC	6/21/19	77.50	(27)	(41,917)
Medtronic, PLC	6/21/19	75.00	(177)	(309,750)
Medtronic, PLC	1/17/20	80.00	(65)	(100,750)
Merck & Co., Inc.	6/21/19	52.50	(25)	(60,000)
Microsoft Corp.	6/21/19	85.00	(127)	(248,412)
Mondelez International, Inc. - Class "A"	1/18/19	38.00	(269)	(61,870)
Mondelez International, Inc. - Class "A"	3/15/19	38.00	(122)	(37,149)
Mondelez International, Inc. - Class "A"	3/15/19	37.00	(96)	(34,656)
Mondelez International, Inc. - Class "A"	6/21/19	36.00	(80)	(41,800)
Mondelez International, Inc. - Class "A"	6/21/19	35.00	(95)	(57,238)
Mondelez International, Inc. - Class "A"	1/17/20	33.00	(113)	(93,225)
Morgan Stanley	1/18/19	45.00	(51)	(663)
Morgan Stanley	6/21/19	45.00	(37)	(4,255)
Morgan Stanley	6/21/19	40.00	(281)	(83,176)
Morgan Stanley	7/19/19	39.00	(67)	(26,465)
Nucor Corp.	1/18/19	57.50	(37)	(444)
Nucor Corp.	4/18/19	52.50	(205)	(64,575)
Nucor Corp.	4/18/19	47.50	(53)	(32,860)
Nucor Corp.	7/19/19	55.00	(223)	(65,785)
Occidental Petroleum Corp.	2/15/19	65.00	(73)	(10,658)
Occidental Petroleum Corp.	5/17/19	60.00	(28)	(14,000)
Occidental Petroleum Corp.	1/17/20	50.00	(177)	(233,640)
PepsiCo, Inc.	6/21/19	92.50	(190)	(371,450)
PepsiCo, Inc.	6/21/19	90.00	(10)	(21,800)
PepsiCo, Inc.	6/21/19	87.50	(34)	(81,770)
Philip Morris International, Inc.	6/21/19	75.00	(96)	(15,744)
Philip Morris International, Inc.	6/21/19	72.50	(22)	(5,060)
Philip Morris International, Inc.	1/17/20	70.00	(100)	(43,000)
Raytheon Co.	2/15/19	170.00	(18)	(2,610)
Raytheon Co.	2/15/19	165.00	(38)	(9,196)
Raytheon Co.	5/17/19	175.00	(35)	(9,800)
Raytheon Co.	5/17/19	170.00	(16)	(6,400)
Raytheon Co.	5/17/19	155.00	(10)	(9,450)
Raytheon Co.	1/17/20	140.00	(30)	(72,825)
Raytheon Co.	1/17/20	130.00	(41)	(125,173)
Ross Stores, Inc.	1/17/20	67.50	(257)	(505,005)
SPDR S&P 500 ETF Trust	1/18/19	245.00	(93)	(81,468)
SPDR S&P 500 ETF Trust	6/21/19	220.00	(86)	(307,536)
Stryker Corp.	6/21/19	140.00	(127)	(281,305)
Stryker Corp.	1/17/20	130.00	(34)	(112,200)
Texas Instruments, Inc.	1/18/19	95.00	(40)	(10,760)
Texas Instruments, Inc.	6/21/19	95.00	(22)	(16,720)
Texas Instruments, Inc.	6/21/19	90.00	(50)	(51,500)
Texas Instruments, Inc.	6/21/19	85.00	(67)	(90,115)
Texas Instruments, Inc.	6/21/19	80.00	(12)	(20,460)
U.S. Bancorp	3/15/19	47.50	(80)	(10,000)
U.S. Bancorp	3/15/19	45.00	(31)	(7,750)
U.S. Bancorp	6/21/19	47.50	(195)	(41,925)
United Parcel Service, Inc. - Class "B"	1/18/19	105.00	(17)	(731)
United Parcel Service, Inc. - Class "B"	4/18/19	105.00	(90)	(26,820)
United Parcel Service, Inc. - Class "B"	4/18/19	100.00	(14)	(7,000)
United Parcel Service, Inc. - Class "B"	4/19/19	95.00	(21)	(16,191)
United Technologies Corp.	2/15/19	110.00	(5)	(1,480)
United Technologies Corp.	6/21/19	110.00	(45)	(27,720)
United Technologies Corp.	6/21/19	100.00	(42)	(48,615)
Verizon Communications, Inc.	6/21/19	45.00	(2)	(2,075)
Walgreens Boots Alliance, Inc.	1/18/19	60.00	(36)	(30,348)
Walgreens Boots Alliance, Inc.	1/18/19	57.50	(17)	(18,394)
Walmart, Inc.	1/18/19	75.00	(7)	(12,705)
Walmart, Inc.	3/15/19	85.00	(20)	(19,460)
Walmart, Inc.	3/15/19	82.50	(64)	(75,200)
Walmart, Inc.	3/15/19	75.00	(11)	(20,817)
Whirlpool Corp.	3/15/19	105.00	(66)	(54,780)
Whirlpool Corp.	3/15/19	100.00	(79)	(87,295)
Whirlpool Corp.	3/15/19	90.00	(25)	(47,437)
Whirlpool Corp.	6/21/19	95.00	(8)	(13,940)
Whirlpool Corp.	1/17/20	90.00	(38)	(88,255)
Whirlpool Corp.	1/17/20	85.00	(30)	(79,350)
Total Value of Call Options Written (premium received $22,127,592)				(12,949,816)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$115,724,622	$-	$-	$115,724,622

Liabilities
Call Options Written	$(12,949,816)	$-	$-	$(12,949,816)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

SELECT GROWTH FUND

December 31, 2018

Shares or Principal Amount			Security		Value
			COMMON STOCKS—97.0%
			Communication Services—2.8%
17,880		*	Alphabet, Inc. - Class "A"		$18,683,885

			Consumer Discretionary—12.5%
24,600		*	AutoZone, Inc.		20,623,164
128,060			Home Depot, Inc.		22,003,269
119,260			PVH Corp.		11,085,217
201,000			Target Corp.		13,284,090
308,600		*	TripAdvisor, Inc.		16,645,884
					83,641,624
			Consumer Staples—4.5%
208,000			Walgreens Boots Alliance, Inc.		14,212,640
174,120			Walmart, Inc.		16,219,278
					30,431,918
			Energy—.8%
50,100			Chevron Corp.		5,450,379
			Financials—9.1%
145,490			Discover Financial Services		8,581,000
153,200			JPMorgan Chase & Co.		14,955,384
258,500			Progressive Corp.		15,595,305
208,760			SunTrust Banks, Inc.		10,529,854
244,530			U.S. Bancorp		11,175,021
					60,836,564
			Health Care—18.9%
105,600			Allergan, PLC		14,114,496
267,710			Baxter International, Inc.		17,620,672
49,110		*	Biogen, Inc.		14,778,181
306,800			Bristol-Myers Squibb Co.		15,947,464
215,470		*	Centene Corp.		24,843,691
207,600			Eli Lilly & Co.		24,023,472
133,180		*	Varian Medical Systems, Inc.		15,090,626
					126,418,602
			Industrials—12.7%
60,320			Boeing Co.		19,453,200
168,790			Eaton Corp., PLC		11,589,121
212,160			Emerson Electric Co.		12,676,560
60,950			Huntington Ingalls Industries, Inc.		11,599,395
138,800			Landstar Systems, Inc.		13,278,996
112,200			Norfolk Southern Corp.		16,778,388
					85,375,660
			Information Technology—33.7%
137,700		*	Adobe Systems, Inc.		31,153,248
88,310			Apple, Inc.		13,930,019
104,110		*	Arista Networks, Inc.		21,935,977
132,300			Automatic Data Processing, Inc.		17,347,176
632,950		*	Cadence Design Systems, Inc.		27,520,666
112,700		*	F5 Networks, Inc.		18,260,781
74,680		*	FleetCor Technologies, Inc.		13,869,570
275,000		*	Fortinet, Inc.		19,368,250
220,650			Microsoft Corp.		22,411,421
341,720			NetApp, Inc.		20,390,432
232,540		*	PayPal Holdings, Inc.		19,554,289
					225,741,829
			Materials—2.0%
150,160			Celanese Corp. - Class "A"		13,509,895
Total Value of Common Stocks (cost $567,913,959)					650,090,356
			SHORT-TERM U.S.GOVERNMENT OBLIGATIONS—2.0%
			U.S. Treasury Bills:
$5,000	M		2.28%, 1/8/2019		4,998,130
8,000	M		2.3115%, 1/15/2019		7,993,448
Total Value of Short-Term U.S. Government Obligations (cost $12,990,584)					12,991,578
Total Value of Investments (cost $580,904,543)				99.0%	663,081,934
Other Assets, Less Liabilities				1.0	6,884,057
Net Assets				100.0%	$669,965,991

*	Non-income producing

At December 31, 2018, the cost of investments for federal income tax purposes was $580,904,543. Accumulated net unrealized appreciation on investments was $82,177,391, consisting of $115,925,734 gross unrealized appreciation and $33,748,343 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$650,090,356	$-	$-	$650,090,356
Short-Term U.S Government Obligations	-	12,991,578	-	12,991,578
Total Investments in Securities*	$650,090,356	$12,991,578	$-	$663,081,934

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

SPECIAL SITUATIONS FUND

December 31, 2018

Shares or Principal Amount			Security		Value
			COMMON STOCKS—96.2%
			Communication Services—.8%
96,300			Meredith Corp.		$5,001,822
			Consumer Discretionary—12.7%
225,800			American Eagle Outfitters, Inc.		4,364,714
77,400			Cheesecake Factory, Inc.		3,367,674
41,200			Children's Place, Inc.		3,711,708
239,100			Dana, Inc.		3,258,933
193,000			DSW, Inc. - Class "A"		4,767,100
231,050		*	frontdoor, inc.		6,148,241
92,400		*	Genesco, Inc.		4,093,320
167,500			Haverty Furniture Cos., Inc.		3,145,650
30,600		*	Helen of Troy, Ltd.		4,014,108
155,800		*	MasterCraft Boat Holdings, Inc.		2,913,460
69,500			Oxford Industries, Inc.		4,937,280
106,300			Penske Automotive Group, Inc.		4,286,016
224,100			Ruth's Hospitality Group, Inc.		5,093,793
157,300		*	ServiceMaster Holdings, Inc.		5,779,202
418,400		*	TRI Pointe Group, Inc.		4,573,112
55,800		*	Visteon Corp.		3,363,624
224,400			Wolverine World Wide, Inc.		7,156,116
					74,974,051
			Consumer Staples—4.6%
154,700			Energizer Holdings, Inc.		6,984,705
34,300			Lancaster Colony Corp.		6,066,298
123,600		*	Performance Food Group Co.		3,988,572
180,700			Tootsie Roll Industries, Inc.		6,035,380
124,800		*	U.S. Foods Holding Corp.		3,948,672
					27,023,627
			Energy—5.0%
248,700		*	Carrizo Oil & Gas, Inc.		2,807,823
156,100			Delek U.S. Holdings, Inc.		5,074,811
341,300		*	Jagged Peak Energy, Inc.		3,112,656
464,500		*	Keane Group, Inc.		3,799,610
305,900			Liberty Oilfield Services, Inc. - Class "A"		3,961,405
473,400		*	Oasis Petroleum, Inc.		2,617,902
144,000			PBF Energy, Inc. - Class "A"		4,704,480
329,200		*	WPX Energy, Inc.		3,736,420
					29,815,107
			Financials—25.4%
309,000		*	AllianceBernstein Holding, LP (MLP)		8,441,880
242,800			Amalgamated Bank - Class "A"		4,734,600
75,600			American Financial Group, Inc.		6,844,068
206,200			Aspen Insurance Holdings, Ltd.		8,658,338
251,900			Berkshire Hills Bancorp, Inc.		6,793,743
177,000			Brown & Brown, Inc.		4,878,120
256,400			Capstar Financial Holdings, Inc.		3,776,772
388,500			CNO Financial Group, Inc.		5,780,880
142,200		*	FCB Financial Holdings, Inc. - Class "A"		4,775,076
191,100			Great Western Bancorp, Inc.		5,971,875
316,400			Green Bancorp, Inc.		5,423,096
171,500			Guaranty Bancorp		3,558,625
71,800			IBERIABANK Corp.		4,615,304
49,400			iShares Russell 2000 Value ETF (ETF)		5,312,476
116,800			James River Group Holdings, Ltd.		4,267,872
101,400			Kemper Corp.		6,730,932
264,900			OceanFirst Financial Corp.		5,962,899
428,700			Old National Bancorp of Indiana		6,601,980
112,500			Prosperity Bancshares, Inc.		7,008,750
102,400			QCR Holdings, Inc.		3,286,016
212,000		*	Seacoast Banking Corp.		5,516,240
261,500			Simmons First National Corp. - Class "A"		6,309,995
554,100			Sterling Bancorp		9,148,191
431,200			TCF Financial Corp.		8,404,088
430,400			Waddell & Reed Financial, Inc. - Class "A"		7,781,632
					150,583,448
			Health Care—6.4%
245,200		*	American Renal Associates		2,824,704
47,600		*	Charles River Laboratories International, Inc.		5,387,368
76,400			Hill-Rom Holdings, Inc.		6,765,220
46,100		*	ICON, PLC		5,956,581
182,300			Phibro Animal Health Corp. - Class "A"		5,862,768
248,500		*	Prestige Brands, Inc.		7,673,680
47,000			SPDR S&P Biotech ETF (ETF)		3,372,250
					37,842,571
			Industrials—13.4%
166,100			AAR Corp.		6,202,174
260,300		*	Atkore International Group Co.		5,164,352
170,600			Columbus McKinnon Corp.		5,141,884
95,500			Comfort Systems USA, Inc.		4,171,440
108,100			ESCO Technologies, Inc.		7,129,195
38,100		*	Esterline Technologies Corp.		4,627,245
237,900		*	Gardner Denver Holdings, Inc.		4,865,055
117,400			Korn/Ferry International		4,641,996
407,400		*	NCI Building Systems, Inc.		2,953,650
109,300			Park-Ohio Holdings Corp.		3,354,417
81,700			Regal Beloit Corp.		5,723,085
188,800			Schneider National, Inc. - Class "B"		3,524,896
240,400		*	SPX Corp.		6,733,604
78,200			Standex International Corp.		5,253,476
134,600			Timken Co.		5,023,272
150,700			Triton International, Ltd.		4,682,249
					79,191,990
			Information Technology—10.6%
230,100		*	ARRIS International, PLC		7,034,157
63,900			Belden, Inc.		2,669,103
157,100		*	Cree Research, Inc.		6,719,952
157,400		*	Diodes, Inc.		5,077,724
48,300			MKS Instruments, Inc.		3,120,663
85,200		*	NETGEAR, Inc.		4,432,956
657,900		*	PDF Solutions, Inc.		5,546,097
228,800		*	Perficient, Inc.		5,093,088
460,200			Travelport Worldwide, Ltd.		7,188,324
463,300		*	TTM Technologies, Inc.		4,507,909
112,200		*	Verint Systems, Inc.		4,747,182
40,700		*	Zebra Technologies Corp. - Class "A"		6,480,661
					62,617,816
			Materials—5.1%
57,000			AptarGroup, Inc.		5,361,990
199,200		*	Ferro Corp.		3,123,456
83,800			Greif, Inc.		3,109,818
204,900			Louisiana-Pacific Corp.		4,552,878
341,200		*	PQ Group Holdings, Inc.		5,053,172
97,400			Sensient Technologies Corp.		5,439,790
82,500			Trinseo SA		3,776,850
					30,417,954
			Real Estate—7.2%
290,000			Americold Realty Trust (REIT)		7,406,600
335,300			Brixmor Property Group, Inc. (REIT)		4,925,557
189,300			Douglas Emmett, Inc. (REIT)		6,460,809
53,700			Federal Realty Investment Trust (REIT)		6,338,748
240,700			Industrial Logistics Properties Trust (REIT)		4,734,569
122,500			JBG SMITH Properties (REIT)		4,264,225
304,200			Sunstone Hotel Investors, Inc. (REIT)		3,957,642
233,300			Tanger Factory Outlet Centers, Inc. (REIT)		4,717,326
					42,805,476
			Utilities—5.0%
143,300			Black Hills Corp.		8,996,374
74,600			IDACORP, Inc.		6,942,276
79,400			Pinnacle West Capital Corp.		6,764,880
155,600			Portland General Electric Co.		7,134,260
					29,837,790
Total Value of Common Stocks (cost $571,042,936)					570,111,652
			SHORT-TERM U.S.GOVERNMENT OBLIGATIONS—1.3%
$8,000	M		U.S. Treasury Bills, 2.3115%, 1/15/2019 (cost $7,992,803)		7,993,448
Total Value of Investments (cost $579,035,739)				97.5%	578,105,100
Other Assets, Less Liabilities				2.5	14,699,669
Net Assets				100.0%	$592,804,769

*	Non-income producing

Summary of Abbreviations:

ETF Exchange Traded Fund

MLP Master Limited Partnership

REIT Real Estate Investment Trust

SPDR Standard & Poor's Depository Receipts

At December 31, 2018, the cost of investments for federal income tax purposes was $579,435,300. Accumulated net unrealized depreciation on investments was $1,330,200, consisting of $64,446,785 gross unrealized appreciation and $65,776,985 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$570,111,652	$-	$-	$570,111,652
Short-Term U.S Government Obligations	-	7,993,448	-	7,993,448
Total Investments in Securities*	$570,111,652	$7,993,448	$-	$578,105,100

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

TOTAL RETURN FUND

December 31, 2018

Shares or Principal Amount			Security			Value
			COMMON STOCKS—56.2%
			Communication Services—3.7%
5,650		*	Alphabet, Inc. - Class "A"			$5,904,024
182,200			AT&T, Inc.			5,199,988
72,475			CBS Corp. - Class "B"			3,168,607
38,900		*	Take-Two Interactive Software			4,004,366
108,675			Verizon Communications, Inc.			6,109,709
55,350			Walt Disney Co.			6,069,127
						30,455,821
			Consumer Discretionary—4.2%
3,600		*	Amazon.com, Inc.			5,407,092
181,000			American Eagle Outfitters, Inc.			3,498,730
135,050			Aramark Holdings Corp.			3,912,399
25,100		*	Burlington Stores, Inc.			4,083,017
26,330			Home Depot, Inc.			4,524,021
59,900			Lowe's Cos., Inc.			5,532,364
44,300			Ross Stores, Inc.			3,685,760
128,350			Tapestry, Inc.			4,331,813
						34,975,196
			Consumer Staples—4.6%
111,950			Altria Group, Inc.			5,529,210
110,690			Coca-Cola Co.			5,241,171
89,630			Koninklijke Ahold Delhaize NV (ADR)			2,261,365
75,250			Mondelez International, Inc. - Class "A"			3,012,258
52,060			PepsiCo, Inc.			5,751,589
49,810			Philip Morris International, Inc.			3,325,316
73,600			Procter & Gamble Co.			6,765,312
63,120			Walmart, Inc.			5,879,628
						37,765,849
			Energy—5.3%
48,175			Anadarko Petroleum Corp.			2,111,992
186,073			BP, PLC (ADR)			7,055,888
49,550			Chevron Corp.			5,390,544
74,100			ConocoPhillips			4,620,135
576,050			EnCana Corp			3,329,569
41,150			EOG Resources, Inc.			3,588,691
69,752			ExxonMobil Corp.			4,756,389
68,200			Marathon Petroleum Corp.			4,024,482
23,750			Phillips 66			2,046,063
59,900			Schlumberger, Ltd.			2,161,192
150,860			Suncor Energy, Inc.			4,219,554
						43,304,499
			Financials—10.2%
75,670			American Express Co.			7,212,864
180,100			Bank of America Corp.			4,437,664
43,950			Chubb, Ltd.			5,677,461
141,900			Citizens Financial Group, Inc.			4,218,687
50,510			Discover Financial Services			2,979,080
83,000			Fidelity National Financial, Inc.			2,609,520
23,150			Goldman Sachs Group, Inc.			3,867,207
75,100			Hamilton Lane, Inc. - Class "A"			2,778,700
116,630			JPMorgan Chase & Co.			11,385,421
85,500			MetLife, Inc.			3,510,630
95,180			Morgan Stanley			3,773,887
44,725			PNC Financial Services Group, Inc.			5,228,800
84,950			Popular, Inc.			4,011,339
182,800			Regions Financial Corp.			2,445,864
222,050			Sterling Bancorp			3,666,046
30,000			Travelers Cos., Inc.			3,592,500
112,145			U.S. Bancorp			5,125,027
163,320			Wells Fargo & Co.			7,525,786
						84,046,483
			Health Care—12.5%
82,760			Abbott Laboratories			5,986,031
16,750			Anthem, Inc.			4,399,052
49,569			Baxter International, Inc.			3,262,632
15,100		*	Biogen, Inc.			4,543,892
20,800		*	Centene Corp.			2,398,240
102,872			CVS Health Corp.			6,740,173
35,750			Eli Lilly & Co.			4,136,990
69,600		*	Exact Sciences Corp.			4,391,760
49,680			Gilead Sciences, Inc.			3,107,484
53,150			Hill-Rom Holdings, Inc.			4,706,432
53,200			Johnson & Johnson			6,865,460
114,750			Koninklijke Philips NV (ADR)			4,028,872
46,400			Medtronic, PLC			4,220,544
112,545			Merck & Co., Inc.			8,599,563
198,879			Pfizer, Inc.			8,681,068
147,300			Smith & Nephew, PLC (ADR)			5,506,074
44,495			Thermo Fisher Scientific, Inc.			9,957,536
24,250		*	Vertex Pharmaceuticals, Inc.			4,018,468
42,050			Zimmer Biomet Holdings, Inc.			4,361,426
38,015			Zoetis, Inc.			3,251,803
						103,163,500
			Industrials—5.2%
118,200		*	Gardner Denver Holdings, Inc.			2,417,190
49,150			Honeywell International, Inc.			6,493,698
30,050			Ingersoll-Rand, PLC			2,741,462
54,250			Kansas City Southern, Inc.			5,178,162
24,470			Lockheed Martin Corp.			6,407,225
94,700			Schneider National, Inc. - Class "B"			1,768,049
19,050			Stanley Black & Decker, Inc.			2,281,047
46,200			Triton International, Ltd.			1,435,434
50,350			Union Pacific Corp.			6,959,881
67,280			United Technologies Corp.			7,163,974
						42,846,122
			Information Technology—9.6%
33,555			Apple, Inc.			5,292,966
229,500			Cisco Systems, Inc.			9,944,235
21,400		*	FleetCor Technologies, Inc.			3,974,408
149,675			Intel Corp.			7,024,248
80,950			Maxim Integrated Products, Inc.			4,116,307
116,085			Microsoft Corp.			11,790,753
133,850			Nintendo Co., Ltd.			4,430,435
27,900			NVIDIA Corp.			3,724,650
148,120			QUALCOMM, Inc.			8,429,509
40,600		*	salesforce.com, Inc.			5,560,982
43,350			Texas Instruments, Inc.			4,096,575
46,800			Visa, Inc. - Class "A"			6,174,792
56,300		*	Worldpay, Inc. - Class "A"			4,303,009
						78,862,869
			Materials—.9%
81,650			DowDuPont, Inc.			4,366,642
19,280			Linde, PLC			3,008,451
						7,375,093
Total Value of Common Stocks (cost $372,413,716)						462,795,432
			CORPORATE BONDS—29.0%
			Aerospace/Defense—.3%
$175	M		Bombardier, Inc., 8.75%, 12/1/2021	(a)		180,906
2,500	M		Rockwell Collins, Inc., 3.5%, 3/15/2027			2,350,832
175	M		TransDigm, Inc., 6.5%, 5/15/2025			167,781
						2,699,519
			Automotive—2.5%
175	M		American Axle & Manufacturing, Inc., 6.25%, 4/1/2025			159,906
50	M		Asbury Automotive Group, Inc., 6%, 12/15/2024			48,125
175	M		Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)		154,875
2,000	M		Daimler Finance NA, LLC, 3.35%, 2/22/2023	(a)		1,973,848
320	M		Dana Holding Corp., 5.5%, 12/15/2024			299,200
			Ford Motor Credit Co., LLC:
3,150	M		2.375%, 3/12/2019			3,144,922
2,500	M		8.125%, 1/15/2020			2,596,087
4,345	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026			4,257,852
50	M		Hertz Corp., 5.875%, 10/15/2020			48,688
50	M		J.B. Poindexter & Co., 7.125%, 4/15/2026	(a)		47,000
			Lear Corp.:
3,380	M		5.25%, 1/15/2025			3,475,245
2,000	M		3.8%, 9/15/2027			1,830,232
25	M		LKQ Corp., 4.75%, 5/15/2023			23,625
2,500	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026			2,405,190
50	M		Tenneco, Inc., 5%, 7/15/2026			38,713
						20,503,508
			Building Materials—.0%
75	M		Building Materials Corp., 5.375%, 11/15/2024	(a)		70,687
100	M		Griffon Corp., 5.25%, 3/1/2022			90,875
25	M		Standard Industries, Inc., 5.5%, 2/15/2023	(a)		24,563
						186,125
			Chemicals—.9%
175	M		Blue Cube Spinco, Inc., 10%, 10/15/2025			198,625
75	M		Chemours Co., 6.625%, 5/15/2023			76,031
2,500	M		Dow Chemical Co., 3.5%, 10/1/2024			2,415,422
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021			2,221,084
2,000	M		Nutrien, Ltd., 3.375%, 3/15/2025			1,881,586
175	M		Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		159,250
120	M		Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		106,200
75	M		Tronox, Inc., 6.5%, 4/15/2026	(a)		62,531
50	M		Univar USA, Inc., 6.75%, 7/15/2023	(a)		49,563
						7,170,292
			Consumer Non-Durables—.1%
25	M		Energizer Gamma Acquisition, 6.375%, 7/15/2026	(a)		23,000
50	M		Energizer Holdings, Inc., 5.5%, 6/15/2025	(a)		45,250
50	M		First Quality Finance Co., 4.625%, 5/15/2021	(a)		48,625
25	M		KGA Escrow, LLC, 7.5%, 8/15/2023	(a)		24,719
			Reynolds Group Holdings, Inc.:
97	M		5.75%, 10/15/2020			96,790
175	M		5.125%, 7/15/2023	(a)		166,906
						405,290
			Energy—3.8%
5,000	M		Andeavor Logistics, LP, 5.25%, 1/15/2025			5,094,420
50	M		Apergy Corp., 6.375%, 5/1/2026			48,750
75	M		Baytex Energy Corp., 5.125%, 6/1/2021	(a)		72,187
			Blue Racer Midstream, LLC:
175	M		6.125%, 11/15/2022	(a)		169,750
50	M		6.625%, 7/15/2026	(a)		46,750
4,100	M		BP Capital Markets, PLC, 3.216%, 11/28/2023			4,043,559
75	M		California Resources Corp., 8%, 12/15/2022	(a)		51,000
25	M		Callon Petroleum Co., 6.375%, 7/1/2026			23,375
3,400	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		3,457,810
			Chesapeake Energy Corp.:
25	M		4.875%, 4/15/2022			21,937
75	M		7%, 10/1/2024			65,250
2,700	M		Continental Resources, Inc., 5%, 9/15/2022			2,683,975
50	M		Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)		43,250
75	M		Crestwood Midstream Partners, LP, 5.75%, 4/1/2025			69,937
25	M		CrownRock, LP, 5.625%, 10/15/2025	(a)		22,594
25	M		Denbury Resources, Inc., 9%, 5/15/2021	(a)		23,375
25	M		Diamondback Energy, Inc., 4.75%, 11/1/2024	(a)		24,250
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			1,521,241
50	M		EnLink Midstream Partners, LP, 4.85%, 7/15/2026			45,157
2,500	M		Enterprise Products Operating, 7.55%, 4/15/2038			3,173,722
170	M		Exterran Partners, LP, 6%, 10/1/2022			160,650
175	M		Global Partners, LP, 6.25%, 7/15/2022			166,250
25	M		Gulfport Energy Corp., 6.625%, 5/1/2023			23,750
1,600	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			1,562,736
3,000	M		Kinder Morgan, Inc., 5.625%, 11/15/2023	(a)		3,174,648
50	M		Laredo Petroleum, Inc., 6.25%, 3/15/2023			45,125
4,000	M		Magellan Midstream Partners, LP, 5%, 3/1/2026			4,187,224
50	M		Matador Resources Co., 5.875%, 9/15/2026			46,125
50	M		McDermott Escrow 1, Inc., 10.625%, 5/1/2024	(a)		42,375
25	M		Northern Oil and Gas, Inc., 9.5%, 5/15/2023	(b)	(c)	24,188
			Oasis Petroleum, Inc.:
175	M		6.875%, 1/15/2023			162,094
50	M		6.25%, 5/1/2026	(a)		42,125
75	M		Parkland Fuel Corp., 6%, 4/1/2026	(a)		70,688
75	M		Parsley Energy, LLC, 5.25%, 8/15/2025	(a)		68,250
			Sunoco, LP:
75	M		4.875%, 1/15/2023			73,313
75	M		5.875%, 3/15/2028			70,341
25	M		Transocean Guardian, Ltd., 5.875%, 1/15/2024	(a)		24,063
25	M		Transocean Pontus, Ltd., 6.125%, 8/1/2025	(a)		24,250
			Transocean, Inc.:
25	M		3.8%, 10/15/2022			22,125
50	M		7.25%, 11/1/2025	(a)		43,875
			Whiting Petroleum Corp.:
175	M		5.75%, 3/15/2021			167,125
25	M		6.25%, 4/1/2023			22,875
50	M		6.625%, 1/15/2026			43,125
170	M		WPX Energy, Inc., 5.25%, 9/15/2024			154,700
						31,124,309
			Financial Services—2.0%
1,000	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			1,035,501
4,700	M		Brookfield Finance, Inc., 4%, 4/1/2024			4,651,895
1,000	M		ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)		1,020,894
1,000	M		General Electric Capital Corp., 4.65%, 10/17/2021			1,003,649
4,100	M		Key Bank NA, 3.4%, 5/20/2026			3,936,791
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		2,063,630
25	M		Nationstar Mortgage, LLC, 6.5%, 7/1/2021			24,438
1,000	M		Protective Life Corp., 7.375%, 10/15/2019			1,028,150
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019			2,036,506
						16,801,454
			Financials—5.6%
175	M		Ally Financial, Inc., 8%, 11/1/2031			195,125
			Bank of America Corp.:
2,000	M		4.271%, 7/23/2029			1,992,936
2,400	M		5.875%, 2/7/2042			2,791,236
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019			1,114,347
1,000	M		5.125%, 1/8/2020			1,015,941
1,400	M		Capital One Financial Corp., 3.75%, 4/24/2024			1,367,057
			Citigroup, Inc.:
1,000	M		2.9%, 12/8/2021			984,512
1,000	M		4.5%, 1/14/2022			1,022,454
1,600	M		4.3%, 11/20/2026			1,541,128
50	M		DAE Funding, LLC, 5.75%, 11/15/2023	(a)		49,625
1,500	M		Deutsche Bank AG of New York, 3.7%, 5/30/2024			1,364,202
			Goldman Sachs Group, Inc.:
2,700	M		5.75%, 1/24/2022			2,828,180
1,500	M		3.625%, 1/22/2023			1,477,775
2,000	M		3.5%, 11/16/2026			1,849,172
1,000	M		4.223%, 5/1/2029			964,217
2,000	M		HSBC Holdings, PLC, 2.65%, 1/5/2022			1,941,088
125	M		Icahn Enterprises, LP, 6.75%, 2/1/2024			124,219
			JPMorgan Chase & Co.:
1,000	M		3.559%, 4/23/2024			993,026
2,000	M		3.54%, 5/1/2028		†	1,908,806
175	M		Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025	(a)		156,625
			Morgan Stanley:
5,550	M		5.5%, 7/28/2021			5,819,797
2,500	M		4%, 7/23/2025			2,468,487
150	M		Navient Corp., 5.875%, 3/25/2021			144,188
			Park Aerospace Holdings:
25	M		4.5%, 3/15/2023	(a)		23,438
100	M		5.5%, 2/15/2024	(a)		96,750
			Springleaf Finance Corp.:
125	M		5.625%, 3/15/2023			115,625
25	M		6.875%, 3/15/2025			22,438
50	M		7.125%, 3/15/2026			44,719
			U.S. Bancorp:
1,000	M		3.6%, 9/11/2024			995,957
1,000	M		3.1%, 4/27/2026			947,802
1,500	M		UBS AG, 4.875%, 8/4/2020			1,535,071
3,000	M		UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)		2,961,165
25	M		Wand Merger Corp., 8.125%, 7/15/2023	(a)		24,438
5,100	M		Wells Fargo & Co., 3.45%, 2/13/2023			4,997,725
						45,879,271
			Food/Beverage/Tobacco—.8%
			Anheuser-Busch Co:
1,500	M		3.65%, 2/1/2026			1,419,628
1,300	M		4.7%, 2/1/2036			1,209,058
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020			1,018,338
3,000	M		Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021	(a)		2,997,159
175	M		Post Holdings, Inc., 5.75%, 3/1/2027	(a)		164,938
						6,809,121
			Forest Products/Containers—.7%
			Ardagh Holdings USA, Inc.:
200	M		4.625%, 5/15/2023	(a)		191,500
200	M		7.25%, 5/15/2024	(a)		200,250
			Berry Global, Inc.:
50	M		5.5%, 5/15/2022			49,937
75	M		5.125%, 7/15/2023			74,460
50	M		BWAY Holding Co., 5.5%, 4/15/2024	(a)		47,187
50	M		Mercer International, Inc., 7.375%, 1/15/2025	(a)		50,000
2,835	M		Packaging Corp. of America, 3.4%, 12/15/2027			2,663,726
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022			2,059,854
50	M		Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026	(a)		47,125
175	M		Sealed Air Corp., 6.875%, 7/15/2033	(a)		175,438
						5,559,477
			Gaming/Leisure—.1%
			Boyd Gaming Corp.:
50	M		6.875%, 5/15/2023			50,687
125	M		6%, 8/15/2026			117,344
25	M		Cedar Fair, LP, 5.375%, 6/1/2024			24,562
50	M		CRC Escrow Issuer, LLC, 5.25%, 10/15/2025	(a)		43,125
50	M		Golden Nugget, Inc., 8.75%, 10/1/2025	(a)		48,125
100	M		IRB Holding Corp., 6.75%, 2/15/2026	(a)		87,750
50	M		MGM Resorts International, 6%, 3/15/2023			50,375
25	M		National CineMedia, LLC, 6%, 4/15/2022			25,156
25	M		Stars Group Holdings BV, 7%, 7/15/2026	(a)		24,375
200	M		Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		198,000
50	M		Wynn Las Vegas, LLC, 5.5%, 3/1/2025	(a)		46,750
						716,249
			Health Care—1.7%
			Bausch Health Cos., Inc.:
175	M		6.5%, 3/15/2022	(a)		176,313
50	M		5.5%, 3/1/2023	(a)		45,938
100	M		8.5%, 1/31/2027	(a)		97,250
2,250	M		Bayer U.S. Finance II, LLC, 4.375%, 12/15/2028	(a)		2,152,456
150	M		Centene Corp., 5.625%, 2/15/2021			150,750
175	M		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023			159,696
			CVS Health Corp.:
2,400	M		3.875%, 7/20/2025			2,342,143
3,800	M		5.05%, 3/25/2048			3,709,815
175	M		DaVita, Inc., 5.125%, 7/15/2024			164,500
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			2,161,559
			HCA, Inc.:
175	M		6.25%, 2/15/2021			179,375
50	M		5.25%, 6/15/2026			49,750
25	M		5.5%, 6/15/2047			23,750
175	M		HealthSouth Corp., 5.75%, 11/1/2024			173,906
1,500	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			1,509,547
175	M		Mallinckrodt Finance SB, 5.75%, 8/1/2022	(a)		151,375
50	M		MEDNAX, Inc., 6.25%, 1/15/2027	(a)		48,375
175	M		Molina Healthcare, Inc., 4.875%, 6/15/2025	(a)		160,344
125	M		Syneos Health, Inc., 7.5%, 10/1/2024	(a)		130,625
225	M		Universal Hospital Services, Inc., 7.625%, 8/15/2020			223,594
						13,811,061
			Home-Building—.0%
50	M		William Lyon Homes, Inc., 6%, 9/1/2023			45,250
			Information Technology—1.1%
175	M		Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		171,281
50	M		Anixter, Inc., 6%, 12/1/2025	(a)		49,750
175	M		CommScope Technologies, LLC, 6%, 6/15/2025	(a)		160,125
4,300	M		Corning, Inc., 7.25%, 8/15/2036			4,848,486
			Diamond 1 Finance Corp.:
3,000	M		4.42%, 6/15/2021	(a)		2,996,772
50	M		5.875%, 6/15/2021	(a)		50,071
50	M		7.125%, 6/15/2024	(a)		50,913
			NCR Corp.:
50	M		4.625%, 2/15/2021			48,875
25	M		5.875%, 12/15/2021			24,469
25	M		Nielsen Finance, LLC, 5%, 4/15/2022	(a)		24,000
75	M		Nuance Communications, Inc., 6%, 7/1/2024			74,906
175	M		Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		136,938
175	M		Solera, LLC, 10.5%, 3/1/2024	(a)		187,250
50	M		Symantec Corp., 5%, 4/15/2025	(a)		46,759
25	M		Verisign, Inc., 4.75%, 7/15/2027			23,539
50	M		Verscend Holding Corp., 9.75%, 8/15/2026	(a)		47,188
						8,941,322
			Manufacturing—.5%
175	M		ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		177,187
50	M		Brand Energy & Infrastructure, 8.5%, 7/15/2025	(a)		42,875
3,245	M		Crane Co., 4.2%, 3/15/2048			2,984,083
175	M		Grinding Media, Inc., 7.375%, 12/15/2023	(a)		170,188
1,100	M		Johnson Controls International, PLC, 5%, 3/30/2020			1,123,302
						4,497,635
			Media-Broadcasting—1.0%
75	M		Belo Corp., 7.25%, 9/15/2027			77,625
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020			1,638,122
3,250	M		4.15%, 10/15/2028			3,304,034
3,000	M		4.25%, 1/15/2033			2,984,211
25	M		Gray Escrow, Inc., 7%, 5/15/2027	(a)		24,392
125	M		Nexstar Broadcasting, Inc., 5.625%, 8/1/2024	(a)		117,188
175	M		Sirius XM Radio, Inc., 6%, 7/15/2024	(a)		176,094
						8,321,666
			Media-Cable TV—.2%
200	M		Altice Financing SA, 6.625%, 2/15/2023	(a)		192,500
200	M		Altice France SA, 6.25%, 5/15/2024	(a)		187,250
50	M		AMC Networks, Inc., 5%, 4/1/2024			47,500
			CCO Holdings, LLC:
175	M		5.125%, 2/15/2023			171,062
175	M		5.875%, 4/1/2024	(a)		174,562
50	M		Clear Channel International, 8.75%, 12/15/2020	(a)		50,625
200	M		Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022			199,000
			CSC Holdings, LLC:
200	M		5.375%, 7/15/2023	(a)		195,540
200	M		10.875%, 10/15/2025	(a)		225,250
175	M		DISH DBS Corp., 5%, 3/15/2023			146,344
175	M		Gray Television, Inc., 5.875%, 7/15/2026	(a)		163,590
175	M		Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)		180,250
						1,933,473
			Media-Diversified—.1%
125	M		Outdoor Americas Capital, LLC, 5.875%, 3/15/2025			123,125
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025			948,479
100	M		Tribune Media Co., 5.875%, 7/15/2022			101,000
						1,172,604
			Metals/Mining—.7%
75	M		AK Steel Corp., 7%, 3/15/2027			58,875
75	M		Allegheny Technologies, Inc., 7.875%, 8/15/2023			76,781
50	M		Big River Steel, LLC, 7.25%, 9/1/2025	(a)		49,750
175	M		Commercial Metals Co., 4.875%, 5/15/2023			166,250
3,000	M		Glencore Funding, LLC, 4.625%, 4/29/2024	(a)		2,984,205
175	M		HudBay Minerals, Inc., 7.25%, 1/15/2023	(a)		173,688
50	M		Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		50,500
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019			1,520,118
25	M		Northwest Acquisitions, ULC, 7.125%, 11/1/2022	(a)		24,758
175	M		Novelis, Inc., 5.875%, 9/30/2026	(a)		155,313
145	M		SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		137,750
50	M		United States Steel Corp., 6.25%, 3/15/2026			43,938
						5,441,926
			Real Estate—2.5%
2,300	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			2,225,639
2,886	M		Digital Realty Trust, LP, 4.75%, 10/1/2025			2,952,759
175	M		Equinix, Inc., 5.375%, 4/1/2023			174,781
1,200	M		ERP Operating, LP, 3.375%, 6/1/2025			1,180,102
1,800	M		Essex Portfolio, LP, 3.875%, 5/1/2024			1,807,119
170	M		Geo Group, Inc., 5.875%, 10/15/2024			150,875
175	M		Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)		171,500
1,000	M		HCP, Inc., 4.25%, 11/15/2023			1,002,568
325	M		Iron Mountain, Inc., 5.75%, 8/15/2024			309,563
2,500	M		Realty Income Corp., 3.875%, 4/15/2025			2,498,760
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024			1,958,042
3,700	M		STORE Capital Corp., 4.5%, 3/15/2028			3,581,300
1,500	M		Vornado Realty, LP, 3.5%, 1/15/2025			1,447,891
1,400	M		Welltower, Inc., 4%, 6/1/2025			1,383,626
						20,844,525
			Retail-General Merchandise—.6%
100	M		1011778 B.C., ULC, 4.625%, 1/15/2022	(a)		97,000
175	M		AmeriGas Partners, LP, 5.5%, 5/20/2025			161,000
3,500	M		Home Depot, Inc., 5.875%, 12/16/2036			4,212,474
50	M		J.C. Penney Co., Inc., 8.625%, 3/15/2025			27,000
175	M		KFC Holding Co., LLC, 5%, 6/1/2024	(a)		169,313
25	M		SRS Distribution, Inc., 8.25%, 7/1/2026	(a)		23,000
						4,689,787
			Schools—.2%
1,750	M		Yale University, 2.086%, 4/15/2019			1,748,007
			Services—.1%
100	M		ADT Corp., 3.5%, 7/15/2022			92,875
225	M		AECOM, 5.125%, 3/15/2027			193,500
100	M		First Data Corp., 5.375%, 8/15/2023	(a)		98,500
175	M		United Rentals, Inc., 4.625%, 10/15/2025			156,625
						541,500
			Telecommunications—.7%
3,000	M		AT&T, Inc., 4.25%, 3/1/2027			2,940,081
175	M		CenturyLink, Inc., 5.8%, 3/15/2022			169,312
50	M		Frontier Communications Corp., 10.5%, 9/15/2022			35,000
225	M		GCI, Inc., 6.875%, 4/15/2025			219,375
75	M		Qwest Corp., 7.25%, 9/15/2025			77,321
75	M		Telesat Canada, 8.875%, 11/15/2024	(a)		78,188
1,800	M		Verizon Communications, Inc., 4.272%, 1/15/2036			1,685,938
			Zayo Group, LLC:
75	M		6%, 4/1/2023			71,446
100	M		6.375%, 5/15/2025			93,375
						5,370,036
			Transportation—.9%
4,250	M		Air Lease Corp., 3.875%, 7/3/2023			4,187,159
175	M		BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		180,687
1,400	M		Burlington Northern Santa Fe, LLC, 5.15%, 9/1/2043			1,570,951
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		1,036,191
127	M		XPO Logistics, Inc., 6.5%, 6/15/2022	(a)		126,365
						7,101,353
			Utilities—1.8%
			Calpine Corp.:
25	M		5.75%, 1/15/2025			22,937
175	M		5.25%, 6/1/2026	(a)		160,344
2,000	M		Commonwealth Edison Co., 5.9%, 3/15/2036			2,362,038
50	M		DCP Midstream Operating, LP, 3.875%, 3/15/2023			47,000
2,335	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044			2,275,721
2,500	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044			2,508,287
1,500	M		Exelon Generation Co., LLC, 3.4%, 3/15/2022			1,477,468
175	M		NRG Yield Operating, LLC, 5%, 9/15/2026			157,938
2,000	M		Ohio Power Co., 5.375%, 10/1/2021			2,115,930
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			1,885,242
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022			982,711
1,100	M		Sempra Energy, 9.8%, 2/15/2019			1,107,368
100	M		Targa Resources Partners, LP, 4.25%, 11/15/2023			92,875
						15,195,859
			Waste Management—.0%
175	M		Covanta Holding Corp., 5.875%, 3/1/2024			164,937
			Wireless Communications—.1%
			Intelsat Jackson Holdings SA:
200	M		8%, 2/15/2024	(a)		206,500
100	M		8.5%, 10/15/2024	(a)		97,500
175	M		Level 3 Financing, Inc., 5.375%, 1/15/2024			167,125
175	M		Sprint Communications, Inc., 6%, 11/15/2022			172,170
150	M		Sprint Corp., 7.125%, 6/15/2024			148,926
175	M		T-Mobile USA, Inc., 6%, 3/1/2023			176,265
						968,486
Total Value of Corporate Bonds (cost $250,576,504)						238,644,042
			RESIDENTIAL MORTGAGE-BACKED SECURITIES—6.3%
			Fannie Mae—5.1%
4,189	M		3%, 3/1/2027 - 2/1/2031			4,190,317
7,986	M		3.5%, 11/1/2028 - 1/1/2048			7,998,244
16,589	M		4%, 12/1/2040 - 8/1/2047			16,953,064
9,332	M		4.5%, 9/1/2040 - 8/1/2048			9,683,884
1,529	M		5%, 4/1/2040 - 3/1/2042			1,625,713
496	M		5.5%, 5/1/2033 - 10/1/2039			533,057
382	M		6%, 5/1/2036 - 10/1/2040			414,986
217	M		6.5%, 11/1/2033 - 6/1/2036			233,376
504	M		7%, 3/1/2032 - 8/1/2032			537,691
						42,170,332
			Freddie Mac—1.2%
5,125	M		3.5%, 8/1/2026 - 7/1/2044			5,194,910
732	M		4%, 7/1/2044 - 4/1/2045			748,583
2,984	M		4.5%, 10/1/2040 - 5/1/2044			3,108,289
652	M		5.5%, 5/1/2038 - 10/1/2039			695,783
						9,747,565
Total Value of Residential Mortgage-Backed Securities (cost $52,798,468)						51,917,897
			U.S. GOVERNMENT OBLIGATIONS—2.0%
			U.S. Treasury Bonds:
4,300	M		3%, 8/15/2048			4,280,934
5,000	M		3.125%, 8/15/2044			5,105,665
			U.S. Treasury Notes:
4,550	M		2.875%, 5/15/2028			4,620,825
2,600	M		2.875%, 8/15/2028			2,640,727
Total Value of U.S. Government Obligations (cost $16,511,555)						16,648,151
			TAXABLE MUNICIPAL BONDS—1.8%
950	M		Forney, TX ISD GO, 5%, 8/15/2048			1,074,032
4,400	M		Los Angeles CA Dept. Wtr. & Pwr. Rev., 5%, 7/1/2039			5,118,432
2,375	M		New York State Dorm. Auth., 5%, 3/15/2040			2,739,681
1,800	M		San Francisco CA City & Cnty. Arpts. Rev., 5%, 5/1/2041			1,982,880
1,425	M		Tomball, TX ISD GO, 5%, 2/15/2041			1,634,888
2,220	M		Triborough Bridge & Tunnel Auth. Rev., 5%, 11/15/2038			2,586,389
Total Value of Taxable Municipal Bonds (cost $15,089,492)						15,136,302
			ASSET-BACKED SECURITIES—1.2%
			Fixed Autos—.6%
1,300	M		BMW Vehicle Lease Trust, 2.07%, 10/20/2020			1,291,967
4,200	M		Hertz Vehicle Financing Trust, 2.96%, 10/25/2021			4,163,502
						5,455,469
			Fixed Communication Services—.6%
			Verizon Owner Trust:
3,350	M		1.92%, 12/20/2021	(a)		3,316,369
1,670	M		3.23%, 4/20/2023			1,681,066
						4,997,435
Total Value of Asset-Backed Securities (cost $10,415,091)						10,452,904
			COMMERCIAL MORTGAGE-BACKED SECURITIES—1.1%
			Federal Home Loan Mortgage Corporation
8,374	M		Multi-Family Structured Pass-Throughs, 3.725%, 12/25/2027 (cost $8,560,251)			8,671,207
			COLLATERALIZED MORTGAGE OBLIGATIONS—.6%
4,625	M		Fannie Mae, 2.9862%, 12/25/2027 (cost $4,432,954)	†		4,534,702
			PASS-THROUGH CERTIFICATES—.3%
			Transportation
2,850	M		American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $2,873,049)			2,697,613
			U.S. GOVERNMENT AGENCY OBLIGATIONS—.2%
1,800	M		Federal Farm Credit Bank, 3%, 9/13/2029 (cost $1,698,895)			1,734,890
Total Value of Investments (cost $735,369,975)			98.7%			813,233,140
Other Assets, Less Liabilities			1.3			10,396,091
Net Assets			100.0%			$823,629,231

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2018, the Fund held one hundred seven 144A securities with an aggregate value of $39,556,085 representing 4.8% of the Fund's net assets.

(b)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(c)	Denotes a PIK bond (a bond that pays interest in the form of additional bonds instead of cash.)

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2018.

Summary of Abbreviations:

ADR American Depositary Receipts

GO General Obligation

ISD Independent School District

LLLP Limited Liability Limited Partnership

PTT Pass-Through Trust

At December 31, 2018, the cost of investments for federal income tax purposes was $736,221,479. Accumulated net unrealized appreciation on investments was $77,011,661, consisting of $118,755,711 gross unrealized appreciation and $41,744,050 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$462,795,432	$-	$-	$462,795,432
Corporate Bonds	-	238,644,042	-	238,644,042
Residential Mortgage-Backed Securities	-	51,917,897	-	51,917,897
U.S. Government Obligations	-	16,648,151	-	16,648,151
Taxable Municipal Bonds	-	15,136,302	-	15,136,302
Asset Backed Securities	-	10,452,904	-	10,452,904
Commercial Mortgage-Backed Securities	-	8,671,207	-	8,671,207
Collateralized Mortgage Obligations	-	4,534,702	-	4,534,702
Pass-Through Certificates	-	2,697,613	-	2,697,613
U.S. Government Agency Obligations	-	1,734,890	-	1,734,890
Total Investments in Securities*	$462,795,432	$350,437,708	$-	$813,233,140

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net assets value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At December 31, 2018, the Hedged U.S. Equity Opportunities Fund held one security that was fair valued at a value of $57,393, representing 0% of the Fund’s net assets.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities, options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2018, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCOattempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended December 31, 2018 was related to the use of written options, futures contracts and foreign exchange contracts.

Options Contracts – Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At December 31, 2018, the Covered Call Strategy, Hedged U.S. Equity Opportunities and Premium Income Funds had investments in options contracts, which are listed in their respective Portfolio of Investments.

Futures Contracts - The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At December 31, 2018, the Hedged U.S. Equity Opportunities Fund had investments in futures contracts, which are listed in its Portfolios of Investments.

Foreign Exchange Contracts—The Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Funds may invest in them in order to hedge their currency exposure or to gain currency exposure held by the Funds. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets. During the period, the Funds used currency forwards to hedge currency exposure from certain foreign securities as well as to gain currency exposure in certain countries.

At December 31, 2018, Global Fund had no investments in foreign exchange contracts and Hedged U.S. Equity Opportunities Fund had investments in foreign exchange contracts which are listed in its Portfolio of Investments.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 26, 2019